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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Marina Belaya, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2015 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 91.4%
CALIFORNIA — 91.4%
CA Antelope Valley-East Kern Water Agency
	Series 2008 A-2,
	LOC: Wells Fargo Bank N.A.
	0.010% 06/01/37 (12/03/15) (a)(b)	10,000,000	10,000,000
CA City of Los Angeles
	Series 2015
	2.000% 06/30/16	5,500,000	5,553,466
CA City of Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.010% 03/01/49 (12/03/15) (a)(b)	1,375,000	1,375,000
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	DPCE: FHLMC
	0.020% 02/01/25 (12/03/15) (a)(b)	4,795,000	4,795,000
CA County of Riverside
	Series 2015
	2.000% 06/30/16	7,000,000	7,069,118
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.020% 10/15/29 (12/03/15) (a)(b)	6,700,000	6,700,000
CA Eclipse Funding Trust
	Series 2007
	LOC: U.S. Bank N.A.
	0.020% 05/01/37 (12/03/15) (a)(b)(c)	3,785,000	3,785,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA
	0.010% 02/15/31 (12/03/15) (a)(b)	4,545,000	4,545,000
CA Golden Empire Schools Financing Authority
	Kern High School District
	Series 2015
	0.210% 05/01/16 (12/03/15) (a)(d)	11,155,000	11,155,061
CA Health Facilities Financing Authority
	Stanford Hospital & Clinics,
	Series 2008 B2:
	0.060% 11/15/45 (02/03/16) (a)(d)	7,500,000	7,500,000
	0.140% 11/15/45 (12/03/15) (a)(d)	8,850,000	8,850,000
CA Indio Multi-Family Housing Revenue
	Carreon Villa Apartments,
	Series 1996 A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	DPCE: FNMA
	0.020% 08/01/26 (12/03/15) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	Kruger & Sons, Inc.,
	Series 2002, AMT,
	LOC: Bank of the West
	0.100% 11/01/28 (12/03/15) (a)(b)	2,240,000	2,240,000
	Le Lycee Francais De Los,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.040% 09/01/36 (12/03/15) (a)(b)	1,585,000	1,585,000
	Prinsco, Inc.,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.070% 05/01/28 (12/03/15) (a)(b)	3,350,000	3,350,000
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.090% 08/01/28 (12/02/15) (a)(b)	1,020,000	1,020,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.040% 10/01/37 (12/03/15) (a)(d)	970,000	970,000
	Series 2011 A-2,
	0.040% 10/01/37 (12/03/15) (a)(d)	8,725,000	8,725,000
CA Irvine Unified School District
	Series 2014 B-9-1,
	LOC: Sumitomo Mitsui Banking
	0.010% 09/01/54 (12/02/15) (a)(b)	4,000,000	4,000,000
CA Kern Water Bank Authority
	Series 2003 A
	LOC: Wells Fargo Bank N.A.
	0.010% 07/01/28 (12/03/15) (a)(b)	3,782,000	3,782,000
CA Los Angeles County, Capital Asset Leasing Corp.
	LOC: JPMorgan Chase Bank:
	0.060% 03/10/16	3,000,000	3,000,000
	0.090% 02/19/16	4,600,000	4,600,000
CA Los Angeles Department of Water & Power
	Series 2001 B-3
	SPA: Royal Bank of Canada
	0.010% 07/01/35 (12/03/15) (a)(b)	2,500,000	2,500,000
CA Metropolitan Water District of Southern California
	Series 2015 A1
	0.010% 07/01/35 (12/03/15) (a)(d)	6,500,000	6,500,000
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,
	Series 1992,
	LOC: Wells Fargo Bank N.A.

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.030% 07/01/22 (12/03/15) (a)(b)	1,792,000	1,792,000
CA Northern California Power Agency
	Series 2008 A,
	LOC: Bank of Montreal
	0.010% 07/01/32 (12/02/15) (a)(b)	10,000,000	10,000,000
CA Pittsburg Public Financing Authority
	Series 2008,
	LOC: Bank of the West
	0.020% 06/01/35 (12/03/15) (a)(b)	2,915,000	2,915,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.010% 09/01/35 (12/01/15) (a)(b)	4,275,000	4,275,000
CA Pollution Control Financing Authority
	Bay Counties Waste Services,
	Series 2014 AMT,
	LOC: Comerica Bank
	0.080% 08/01/34 (12/02/15) (a)(b)	2,105,000	2,105,000
	Milk-time Dairy Farms Lp,
	Series 2002 , AMT,
	LOC: Rabobank Nederland:
	0.040% 11/01/27 (12/03/15) (a)(b)	1,400,000	1,400,000
	Zerep Management Corp.,
	Series 2014 AMT,
	LOC: Comerica Bank
	0.080% 10/01/44 (12/02/15) (a)(b)	2,650,000	2,650,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.010% 05/03/16 (12/03/15) (a)(b)(c)	7,900,000	7,900,000
CA Sacramento Municipal Utility District
	Series 2012 L
	LOC: U.S. Bank N.A.
	0.010% 08/15/41 (12/03/15) (a)(b)	14,615,000	14,615,000
CA San Francisco City & County Airports Comm-San Francisco International Airport
	0.080% 02/16/16	10,000,000	10,000,000
	Series 2009
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.010% 05/01/26 (12/02/15) (a)(b)	7,100,000	7,100,000
CA San Francisco City & County
	Certificates of Participation,
	Series 2007 1883,
	GTY AGMT: Wells Fargo Bank N.A.
	0.050% 09/01/31 (12/03/15) (a)(b)	210,000	210,000
CA San Jose Redevelopment Agency
	LOC: JPMorgan Chase Bank
	0.170% 02/16/16	7,030,000	7,030,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.030% 04/01/39 (12/03/15) (a)(b)	10,000,000	10,000,000
CA School Cash Reserve Program Authority
	Series 2015 A
	2.000% 06/30/16	5,000,000	5,048,457
CA Sequoia Union High School District
	Series 2015
	1.000% 06/30/16	4,000,000	4,016,168
CA Southern California Public Power Authority
	Series 2009
	LOC: Wells Fargo Bank N.A.
	0.010% 07/01/36 (12/02/15) (a)(b)	3,890,000	3,890,000
	Series A-1 2009
	LOC: U.S. Bank N.A.
	0.010% 07/01/36 (12/02/15) (a)(b)	2,700,000	2,700,000
CA Statewide Communities Development Authority
	0.060% 12/10/15	7,000,000	7,000,000
	0.070% 12/02/15	7,000,000	7,000,000
	Birchcrest Preservation,
	Series 2001 S AMT,
	LOC: U.S. Bank N.A.
	0.030% 08/01/32 (12/01/15) (a)(b)	955,000	955,000
	Kaiser Permanente:
	Series 9B-5
	0.230% 01/05/16	6,250,000	6,250,000
	Series K
	0.230% 01/06/16	5,000,000	5,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of CA N.A.
	0.040% 02/01/35 (12/03/15) (a)(b)	8,115,000	8,115,000
	Rady Children’s Hospital,
	Series 2008 C
	LOC: Northern Trust Company
	0.010% 08/15/36 (12/03/15) (a)(b)	10,850,000	10,850,000
	Series 2010 B
	SPA: Royal Bank of Canada
	0.070% 11/01/40 (12/03/15) (a)(b)	17,000,000	17,000,000
	Summit Rose Apartments LP,
	Series 2015 K
	0.400% 02/01/17 (08/01/16) (a)(d)	7,000,000	7,000,318
CA State
	0.040% 12/01/15	7,000,000	7,000,000
	Kindergarten:
	Series 2004 A2,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LOC: State Street Bank & Trust Co.,
	0.010% 05/01/34 (12/01/15) (a)(b)	7,500,000	7,500,000
	Series 2004 A3,
	LOC: State Street Bank & Trust Co.,
	0.010% 05/01/34 (12/01/15) (a)(b)	12,500,000	12,500,000
	Series 2003 A-2
	LOC: Bank of Montreal
	0.010% 05/01/33 (12/01/15) (a)(b)	13,300,000	13,300,000
	Series 2005 A-2-1,
	LOC: Barclays Bank PLC
	0.010% 05/01/40 (12/02/15) (a)(b)	4,700,000	4,700,000
	Series 2005 B-1
	LOC: Mizuho Bank Ltd
	0.010% 05/01/40 (12/02/15) (a)(b)	8,000,000	8,000,000
	Series 2015 C
	5.000% 03/01/16	4,510,000	4,565,009
CA Tender Option Bond Trust Receipts/Certificates
	Series 2015
	LIQ FAC: JPMorgan Chase Bank:
	0.020% 05/15/21 (12/03/15) (a)(b)(c)	1,900,000	1,900,000
	0.020% 04/01/22 (12/03/15) (a)(b)(c)	2,225,000	2,225,000
	0.020% 05/15/22 (12/03/15) (a)(b)(c)	5,975,000	5,975,000
CA University of California
	Series 2007 D
	Pre-refunded 05/15/16
	5.000% 05/15/29	1,025,000	1,057,660
	Series 2013,
	0.010% 05/15/48 (12/03/15) (a)(d)	3,300,000	3,300,000
CA West Covina Community Development Commission
	Lakes Public Parking Project,
	Series 1988,
	LOC: Wells Fargo Bank N.A.
	0.120% 08/01/18 (12/02/15) (a)(b)	1,715,000	1,715,000
CALIFORNIA TOTAL			359,804,257
	Total Municipal Bonds (cost of $359,804,257)		359,804,257
Closed-End Investment Companies — 8.5%
CALIFORNIA — 8.5%
CA Nuveen Dividend Advantage Municipal Fund
	Series 2014 AMT,
	LIQ FAC: Citibank N.A.:
	0.080% 08/01/40 (12/03/15) (a)(b)(c)	23,500,000	23,500,000

5

	Par ($)	Value ($)
Closed-End Investment Companies — (continued)
CALIFORNIA — (continued)
0.080% 12/01/40 (12/03/15) (a)(b)(c)	10,000,000	10,000,000
CALIFORNIA TOTAL		33,500,000

Total Closed-End Investment Companies (cost of $33,500,000)		33,500,000

Total Investments — 99.9% (cost of $393,304,257)(e)		393,304,257

Other Assets & Liabilities, Net — 0.1%		405,366

Net Assets — 100.0%		393,709,623

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$359,804,257	$—	$359,804,257
Total Closed-End Investment Companies	—	33,500,000	—	33,500,000
Total Investments	$—	$393,304,257	$—	$393,304,257

6

 The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities, which are not illiquid, amounted to $55,285,000 or 14.0% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(e)	Cost for federal income tax purposes is $393,304,257.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
November 30, 2015 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 29.7%
Bank of Montreal Chicago
	0.280% 12/04/15	59,443,000	59,443,000
	0.378% 01/22/16 (12/22/15) (a)(b)	50,000,000	50,000,000
Bank of Nova Scotia Houston
	0.260% 12/03/15 (12/01/15) (a)(b)	88,000,000	88,000,000
	0.330% 01/07/16 (12/01/15) (a)(b)	48,000,000	48,000,000
	0.340% 02/11/16 (12/01/15) (a)(b)	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.190% 12/16/15	60,000,000	60,000,000
	0.360% 12/03/15	13,443,000	13,443,081
	0.360% 01/19/16	29,500,000	29,500,000
	0.370% 01/29/16	50,000,000	50,000,000
	0.430% 02/25/16	90,000,000	90,000,000
Canadian Imperial Bank of Commerce NY
	0.330% 01/27/16	70,000,000	70,000,000
	0.471% 05/25/16 (12/29/15) (a)(b)	87,000,000	87,000,000
	0.483% 05/31/16 (12/31/15) (a)(b)	90,000,000	90,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
	0.383% 02/22/16 (12/22/15) (a)(b)	63,000,000	63,000,000
Credit Industriel et Commercial NY
	0.150% 12/03/15	47,816,000	47,816,000
	0.290% 01/28/16	90,000,000	90,000,000
	0.410% 01/04/16	100,000,000	100,000,943
Credit Suisse NY
	0.410% 01/04/16	100,000,000	100,000,000
	0.680% 01/28/16	13,225,000	13,231,988
	0.742% 12/07/15	2,579,000	2,579,211
DNB NOR Bank ASA NY
	0.110% 12/04/15	50,855,000	50,855,000
HSBC Bank USA NA
	0.333% 12/01/15	55,000,000	55,000,000
Mizuho Corporate Bank Ltd./NY
	0.290% 01/20/16	40,000,000	40,000,000
	0.300% 01/28/16	75,000,000	75,000,000
National Australia Bank NY
	0.240% 01/21/16	48,400,000	48,400,000
National Bank of Canada NY
	0.420% 02/17/16	85,000,000	85,000,000
Norinchukin Bank NY
	0.180% 12/10/15	30,889,000	30,889,000
	0.180% 12/14/15	51,000,000	51,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.310% 12/16/15	21,000,000	21,001,049
	0.330% 12/15/15	12,140,000	12,140,758
State Street Bank & Trust
	0.333% 01/06/16 (12/07/15) (a)(b)	78,000,000	78,000,000
	0.347% 12/14/15	168,000,000	168,000,000
	0.356% 01/11/16 (12/11/15) (a)(b)	40,773,000	40,773,000
	0.417% 05/20/16 (12/21/15) (a)(b)	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp./NY
	0.441% 02/25/16 (12/29/15) (a)(b)	60,750,000	60,750,000
Toronto-Dominion Bank NY
	0.340% 12/16/15	71,285,000	71,285,000
	0.345% 01/07/16 (12/07/15) (a)(b)	50,000,000	50,000,000
	0.463% 06/01/16 (01/04/16) (a)(b)	26,000,000	26,000,000
UBS AG Stamford, CT
	0.387% 01/14/16 (12/21/15) (a)(b)	83,000,000	83,000,000
	0.401% 01/15/16 (12/24/15) (a)(b)	50,000,000	50,000,000
	0.410% 12/31/15	82,387,000	82,386,995
	0.410% 01/04/16	52,000,000	52,000,000
Wells Fargo Bank N.A.
	0.320% 01/06/16 (12/01/15) (a)(b)	87,000,000	87,000,000
	0.340% 02/18/16 (12/01/15) (a)(b)	36,000,000	36,000,000

	Total Certificates of Deposit (cost of $2,621,495,025)		2,621,495,025
Time Deposits — 15.3%
Australia & New Zealand Banking Group Ltd.
	0.080% 12/01/15	121,767,000	121,767,000
Canadian Imperial Bank of Commerce
	0.060% 12/01/15	13,000,000	13,000,000
Citibank N.A.
	0.090% 12/01/15	42,208,000	42,208,000
Credit Agricole-Indosuez
	0.070% 12/01/15	338,780,000	338,780,000
Lloyds TSB Bank PLC
	0.060% 12/01/15	129,107,000	129,107,000
Natixis Paris
	0.060% 12/01/15	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB
	0.060% 12/01/15	127,641,000	127,641,000
Swedbank AB

2

		Par ($)	Value ($)
Time Deposits — (continued)
	0.060% 12/01/15	427,000,000	427,000,000

	Total Time Deposits (cost of $1,349,503,000)		1,349,503,000

Asset-Backed Commercial Paper — 14.3%
Albion Capital Corp.
	0.150% 12/04/15 (c)(d)	49,339,000	49,338,383
Barton Capital LLC
	0.170% 12/01/15 (c)	9,178,000	9,178,000
Chariot Funding LLC
	0.430% 12/29/15 (c)(d)	17,216,000	17,210,242
Fairway Finance Corp.
	0.315% 01/08/16 (12/08/15) (a)(b)(c)	17,521,000	17,520,453
Gotham Funding Corp.
	0.170% 12/07/15 (c)(d)	11,530,000	11,529,673
	0.300% 01/11/16 (c)(d)	50,000,000	49,982,917
	0.310% 01/07/16 (c)(d)	10,474,000	10,470,663
	0.310% 01/11/16 (c)(d)	20,530,000	20,522,752
Jupiter Securitization Co. LLC
	0.420% 12/23/15 (c)(d)	9,985,000	9,982,437
	0.430% 12/29/15 (c)(d)	17,216,000	17,210,242
Kells Funding LLC
	0.330% 12/11/15 (c)(d)	33,584,000	33,580,921
Liberty Street Funding LLC
	0.380% 12/03/15 (c)(d)	13,803,000	13,802,709
Manhattan Asset Funding Co. LLC
	0.190% 12/07/15 (d)	1,419,000	1,418,955
	0.200% 12/09/15 (d)	36,881,000	36,879,361
	0.210% 12/07/15 (d)	13,047,000	13,046,543
	0.220% 12/17/15 (d)	72,000,000	71,992,960
	0.260% 12/17/15 (d)	11,555,000	11,553,665
	0.310% 01/13/16 (d)	23,000,000	22,991,484
	0.330% 01/20/16 (d)	15,680,000	15,672,813
	0.340% 01/20/16 (d)	86,000,000	85,959,389
Mont Blanc Capital Corp.
	0.330% 12/10/15 (c)(d)	21,602,000	21,600,218
Old Line Funding LLC
	0.370% 01/04/16 (12/04/15) (a)(b)(c)	20,200,000	20,200,000
	0.375% 01/05/16 (12/05/15) (a)(b)(c)	1,831,000	1,830,967
	0.390% 02/01/16 (12/02/15) (a)(b)(c)	55,101,000	55,101,000
	0.399% 01/04/16 (12/16/15) (a)(b)(c)	7,635,000	7,634,700
	0.404% 02/16/16 (12/16/15) (a)(b)(c)	35,000,000	35,000,000
	0.520% 02/25/16 (c)(d)	4,040,000	4,034,981

3

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
Regency Markets No. 1 LLC
	0.130% 12/03/15 (c)(d)	69,798,000	69,797,496
	0.170% 12/04/15 (c)(d)	115,609,000	115,607,362
Sheffield Receivables Corp.
	0.280% 12/08/15 (c)(d)	50,000,000	49,997,278
	0.280% 12/09/15 (c)(d)	77,000,000	76,995,209
	0.280% 12/16/15 (c)(d)	100,000,000	99,988,333
Thunder Bay Funding LLC
	0.400% 12/28/15 (12/08/15) (a)(b)(c)	55,000,000	55,000,000
	0.400% 12/28/15 (12/09/15) (a)(b)(c)	45,306,000	45,306,000
	0.400% 12/01/15 (c)	10,433,000	10,433,000
	0.460% 01/22/16 (c)(d)	13,491,000	13,482,036
Victory Receivables Corp.
	0.190% 12/15/15 (c)(d)	1,817,000	1,816,866
	0.200% 12/04/15 (c)(d)	1,542,000	1,541,974
	0.200% 12/10/15 (c)(d)	28,530,000	28,528,574
	0.220% 12/17/15 (c)(d)	7,000,000	6,999,316
Working Capital Management Co.
	0.190% 12/17/15 (c)(d)	21,483,000	21,481,186

	Total Asset-Backed Commercial Paper (cost of $1,262,221,058)		1,262,221,058

Commercial Paper — 13.0%
ANZ National International Ltd.
	0.403% 12/29/15 (c)	54,723,000	54,723,000
	0.431% 05/24/16 (12/24/15) (a)(b)(c)	50,000,000	50,000,000
ASB Finance Ltd.
	0.420% 02/22/16 (c)(d)	23,870,000	23,846,886
	0.484% 05/26/16 (12/29/15) (a)(b)(c)	25,914,000	25,914,000
Bank Nederlandse Gemeenten NV
	0.360% 12/07/15 (c)(d)	1,769,000	1,768,894
Barclays Bank PLC
	0.250% 12/15/15 (c)(d)(e)	50,000,000	49,995,139
BNZ International Funding Ltd.
	0.352% 01/05/16 (12/07/15) (a)(b)(c)	43,495,000	43,495,000
BPCE SA
	0.330% 12/17/15 (c)(d)	2,163,000	2,162,683
Caisse Centrale Desjardins du Quebec
	0.130% 12/04/15 (c)(d)	23,970,000	23,969,740
	0.150% 12/01/15 (c)	8,796,000	8,796,000
Caisse d’Amortissement de la Dette Sociale
	0.280% 01/28/16 (c)(d)	50,000,000	49,977,444

4

		Par ($)	Value ($)
Commercial Paper — (continued)
Collateralized Commercial Paper Co. LLC
	0.370% 12/01/15 (e)	11,000,000	11,000,000
	0.400% 12/14/15 (d)(e)	13,000,000	12,998,122
	0.520% 02/22/16 (d)(e)	30,000,000	29,964,033
Collateralized Commercial Paper II Co. LLC
	0.427% 01/14/16 (12/14/15) (a)(b)(c)(e)	1,315,000	1,315,051
Danaher Corp.
	0.170% 12/03/15 (c)(d)	11,935,000	11,934,887
Dexia Credit Local
	0.320% 01/19/16 (d)(f)	50,000,000	49,978,222
ING US Funding LLC
	0.170% 12/16/15 (d)	29,286,000	29,283,926
JP Morgan Securities LLC
	0.395% 02/09/16 (12/09/15) (a)(b)(c)	20,000,000	19,999,990
	0.433% 02/29/16 (12/29/15) (a)(b)	15,000,000	15,000,000
	0.462% 06/13/16 (12/14/15) (a)(b)	70,000,000	70,000,000
National Bank of Canada
	0.365% 12/07/15 (c)	59,367,000	59,367,000
Natixis SA
	0.310% 12/11/15	100,500,000	100,500,000
Nederlandse Waterschaps
	0.330% 12/07/15 (c)(d)	81,481,000	81,476,519
Toyota Credit Puerto Rico
	0.420% 02/16/16 (d)	15,350,000	15,336,211
Toyota Motor Credit Corp.
	0.273% 12/07/15 (12/02/15) (a)(b)	20,000,000	20,000,000
	0.401% 02/23/16 (12/29/15) (a)(b)	57,000,000	57,000,000
	0.403% 02/29/16 (12/31/15) (a)(b)	100,000,000	100,000,000
Westpac Securities NZ Ltd.
	0.350% 12/11/15 (c)(d)	15,376,000	15,374,505
	0.365% 02/08/16 (12/08/15) (a)(b)(c)	109,811,000	109,809,254

	Total Commercial Paper (cost of $1,144,986,506)		1,144,986,506

Municipal Bonds(a)(g) — 1.7%
COLORADO — 0.4%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-1,
	SPA: FHLB
	0.150% 10/01/33 (12/02/15)	9,205,000	9,205,000
	Series 2004 A1,
	SPA: FHLB
	0.120% 10/01/34 (12/02/15)	15,020,000	15,020,000
	Series 2008 C1,
	SPA: FHLB

5

		Par ($)	Value ($)
Municipal Bonds(a)(g) — (continued)
COLORADO — (continued)
	0.120% 10/01/38 (12/02/15)	6,625,000	6,625,000
	Series 2005 B-1,
	SPA: FHLB
	0.120% 04/01/40 (12/02/15)	5,345,000	5,345,000
CO Sheridan Redevelopment Agency
	South Santa,
	Series 2011,
	LOC: JPMorgan Chase Bank
	0.250% 12/01/29 (12/03/15)	1,565,000	1,565,000
COLORADO TOTAL			37,760,000
FLORIDA — 0.1%
FL Sunshine State Governmental Financing Commission
	0.450% 12/03/15	7,230,000	7,230,000
FLORIDA TOTAL			7,230,000
ILLINOIS — 0.4%
IL RIB Floater Trust Various States
	Series 2014
	LOC: Barclays Bank PLC
	0.300% 11/25/17 (12/03/15) (c)	37,375,000	37,375,000
IL University of Illinois
	Series 2014 C
	LOC: Northern Trust Company
	0.130% 04/01/44 (12/03/15)	2,650,000	2,650,000
ILLINOIS TOTAL			40,025,000
IOWA — 0.0%
IA Finance Authority
	Series 2007 G,
	SPA: FHLB
	0.160% 01/01/38 (12/03/15)	880,000	880,000
	Series 2009 G,
	SPA: FHLB
	0.180% 01/01/39 (12/04/15)	650,000	650,000
IOWA TOTAL			1,530,000
MARYLAND — 0.0%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.190% 01/01/26 (12/03/15)	2,400,000	2,400,000
MARYLAND TOTAL			2,400,000
MASSACHUSETTS — 0.1%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.

6

		Par ($)	Value ($)
Municipal Bonds(a)(g) — (continued)
MASSACHUSETTS — (continued)
	0.150% 10/01/22 (12/03/15)	4,995,000	4,995,000
MASSACHUSETTS TOTAL			4,995,000
MINNESOTA — 0.3%
MN Office of Higher Education
	Supplies for Students,
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.140% 12/01/43 (12/03/15)	22,395,000	22,395,000
MINNESOTA TOTAL			22,395,000
NEW JERSEY — 0.1%
NJ North Hudson Sewerage Authority
	Series 2012
	LOC: TD Bank N.A.
	0.120% 06/01/44 (12/03/15)	6,385,000	6,385,000
NEW JERSEY TOTAL			6,385,000
NEW YORK — 0.2%
NY Housing Finance Agency
	Series 2015 B
	LOC: Landesbank Hessen-Thüringen:
	0.080% 11/01/44 (12/02/15)	15,235,000	15,235,000
	West 60th Realty LLC,
	Series 2014 B1
	LOC: Manufacturers & Traders:
	0.200% 05/01/46 (12/02/15)	3,830,000	3,830,000
NEW YORK TOTAL			19,065,000
NORTH CAROLINA — 0.1%
NC Catawba
	Catawba Medical Center,
	Series 2009,
	LOC: Branch Banking & Trust
	0.190% 10/01/34 (12/03/15)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
WISCONSIN — 0.0%
WI Housing & Economic Development Authority
	Series 2005 E,
	SPA: BMO Harris Bank N.A.
	0.120% 03/01/36 (12/02/15)	1,940,000	1,940,000
	Series 2008 B
	SPA: BMO Harris Bank N.A.
	0.170% 03/01/33 (12/02/15)	1,010,000	1,010,000
WISCONSIN TOTAL			2,950,000
	Total Municipal Bonds (cost of $150,085,000)		150,085,000

Corporate Bonds — 0.9%
Canadian Imperial Bank of Commerce
	2.350% 12/11/15	15,086,000	15,094,032

7

		Par ($)	Value ($)
Corporate Bonds — (continued)
Erste Abwicklungsanstalt
	0.624% 01/29/16	70,000,000	70,031,830
	Total Corporate Bonds (cost of $85,125,862)		85,125,862

Government & Agency Obligations — 0.4%
U.S. Government Agencies — 0.4%
Federal Farm Credit Bank
	0.200% 01/13/16 (12/01/15) (a)(b)	28,120,000	28,119,832
	0.219% 04/18/16 (12/18/15) (a)(b)	2,000,000	2,000,042
	0.250% 02/01/16 (12/01/15) (a)(b)	2,700,000	2,700,186
U.S. GOVERNMENT AGENCIES TOTAL			32,820,060
	Total Government & Agency Obligations (cost of $32,820,060)		32,820,060
Repurchase Agreements — 24.7%
	Joint Repurchase Agreement Treasury & Agency Account, dated 11/30/15, due 12/01/15 (repurchase proceeds $800,002,756) (h)	800,000,000	800,000,000
	Joint Repurchase Agreement Treasury Account, dated 11/30/15, due 12/01/15 (repurchase proceeds $128,795,391) (h)	128,795,000	128,795,000
	Repurchase agreement with ABN Amro NV, dated 11/30/15, due 12/01/15 at 0.140%, collateralized by U.S. Treasury obligations, U.S. Government Agency obligations and corporate bonds with various maturities to 11/01/44, market value $156,873,320 (repurchase proceeds $152,645,594)	152,645,000	152,645,000
	Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 11/30/15, due 12/01/15 at 0.290%, collateralized by common stocks, a preferred stock, a U.S. Treasury obligation and corporate bonds with various maturities to 04/01/63, market value $17,925,701 (repurchase proceeds $16,294,131)	16,294,000	16,294,000
	Repurchase agreement with Citigroup Global Markets, Inc., dated 11/30/15, due 01/04/16 at 0.310%, collateralized by common stocks, market value $38,000,357 (repurchase proceeds $35,010,549) (i)	35,000,000	35,000,000
	Repurchase agreement with Citigroup Global Markets, Inc., dated 11/30/15, due 12/01/15 at 0.190%, collateralized by common stocks, market value $53,071,102 (repurchase proceeds $48,881,258)	48,881,000	48,881,000

8

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/15, due 12/01/15 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 10/15/50, market value $107,396,099 (repurchase proceeds $105,290,292)	105,290,000	105,290,000
	Repurchase agreement with HSBC Bank PLC, dated 11/02/15, at 0.210%, collateralized by common stocks, market value $124,909,226 (b)(i)(j)	113,531,000	113,531,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/17/15, at 0.160%, collateralized by corporate bonds with various maturities to 10/01/25, market value $36,855,091 (b)(i)(j)	35,098,000	35,098,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/15, due 12/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/45, market value $53,700,667 (repurchase proceeds $52,645,161)	52,645,000	52,645,000
	Repurchase agreement with ING Financial Markets LLC, dated 11/30/15, due 12/01/15 at 0.210%, collateralized by common stocks, market value $17,519,278 (repurchase proceeds $16,294,095)	16,294,000	16,294,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 09/04/15, due 12/03/15 at 0.580%, collateralized by corporate bonds with various maturities to 12/15/37, market value $10,084,854 (repurchase proceeds $9,168,275)	9,155,000	9,155,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 09/21/15, due 12/21/15 at 0.576%, collateralized by corporate bonds with various maturities to 09/15/29, market value $9,754,897 (repurchase proceeds $8,870,897)	8,858,000	8,858,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/30/15, due 12/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/45, market value $198,683,347 (repurchase proceeds $194,787,595)	194,787,000	194,787,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 11/02/15, at 0.130%, collateralized by corporate bonds with various maturities to 11/4/25, market value $89,150,857 (b)(i)(j)	84,893,000	84,893,000
	Repurchase agreement with RBC Capital Markets, dated 10/02/15, due 12/01/15 at 0.290%, collateralized by common stocks and exchange-traded funds, market value $50,230,383 (repurchase proceeds $45,849,150) (i)	45,827,000	45,827,000

9

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with RBC Capital Markets, dated 11/30/15, due 01/29/16 at 0.240%, collateralized by corporate bonds with various maturities to 11/24/25, market value $146,703,851 (repurchase proceeds $139,772,887) (i)	139,717,000	139,717,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 10/09/15, due 01/07/16 at 0.530%, collateralized by common stocks, market value $24,380,613 (repurchase proceeds $21,212,069)	21,184,000	21,184,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/02/15, due 12/02/15 at 0.320%, collateralized by corporate bonds with various maturities to 08/01/16, market value $44,013,973 (repurchase proceeds $42,732,392)	42,721,000	42,721,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/24/15, due 12/01/15 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 12/01/45, market value $61,401,896 (repurchase proceeds $60,197,936)	60,197,000	60,197,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/30/15, due 12/01/15 at 0.210%, collateralized by common stocks and exchange-traded funds, market value $57,902,713 (repurchase proceeds $52,645,307)	52,645,000	52,645,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/30/15, due 12/07/15 at 0.290%, collateralized by common stocks and preferred stocks, market value $19,298,603 (repurchase proceeds $17,548,990)	17,548,000	17,548,000

	Total Repurchase Agreements (cost of $2,182,005,000)		2,182,005,000

	Total Investments — 100.0% (cost of $8,828,241,511)(k)		8,828,241,511

	Other Assets & Liabilities, Net — 0.0%		(294,299)

	Net Assets — 100.0%		8,827,947,212

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment

10

objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,621,495,025	$—	$2,621,495,025
Total Time Deposits	—	1,349,503,000	—	1,349,503,000
Total Asset-Backed Commercial Paper	—	1,262,221,058	—	1,262,221,058
Total Commercial Paper	—	1,144,986,506	—	1,144,986,506
Total Municipal Bonds	—	150,085,000	—	150,085,000
Total Corporate Bonds	—	85,125,862	—	85,125,862
Total Government & Agency Obligations	—	32,820,060	—	32,820,060
Total Repurchase Agreements	—	2,182,005,000	—	2,182,005,000
Total Investments	$—	$8,828,241,511	$—	$8,828,241,511

 The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2015.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities, which are not illiquid, amounted to $1,674,006,880 or 19.0% of net assets for the Fund.

(d)	The rate shown represents the discount rate at the date of purchase.
(e)	Collateralized commercial paper.
(f)	Guaranteed by the Kingdom of Belgium, the French Republic, and the Grand Duchy of Luxembourg.
(g)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

11

(h)

See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account and the Joint Repurchase Agreement Treasury & Agency Account.

(i)	This security is subject to a demand feature.
(j)	Open repurchase agreement with no specific maturity date.
(k)	Cost for federal income tax purposes is $8,828,241,511.

Joint Repurchase Agreement Treasury Account - At November 30, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account ($2,898,000,000 total principal amount) with a maturity date of 12/01/2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$128,795,000	$128,795,391	$131,371,305
BofA Money Market Reserves	238,177,000	238,177,721	242,941,288
BofA Treasury Reserves	2,516,028,000	2,516,035,616	2,566,356,464
BofA Government Plus Reserves	15,000,000	15,000,045	15,300,047
Total	$2,898,000,000	$2,898,008,773	$2,955,969,104

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.10	$67,775,146	$125,334,688	$1,323,996,791	$7,893,375	$1,525,000,000
RBC Capital Markets	0.08	1,644,381	3,040,907	32,123,201	191,511	37,000,000
Societe Generale NY	0.12	24,443,496	45,202,674	477,507,039	2,846,791	550,000,000
Wells Fargo Securities, LLC	0.12	34,931,977	64,598,731	682,400,969	4,068,323	786,000,000
Total		$128,795,000	$238,177,000	$2,516,028,000	$15,000,000	$2,898,000,000

At November 30, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 05/15/2045, market value $2,955,969,104.

Joint Repurchase Agreement Treasury & Agency Account - At November 30, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury & Agency Account ($3,095,000,000 total principal amount) with a maturity date of 12/01/2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$800,000,000	$800,002,756	$816,002,812
BofA Money Market Reserves	1,657,603,000	1,657,608,711	1,690,760,886
BofA Government Plus Reserves	637,397,000	637,399,196	650,147,180
Total	$3,095,000,000	$3,095,010,663	$3,156,910,878

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury &Agency Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.12%	$560,904,685	$1,162,196,611	$446,898,704	$2,170,000,000
RBC Capital Markets	0.10	38,772,213	80,336,171	30,891,616	150,000,000
Societe Generale NY	0.14	45,234,249	93,725,533	36,040,218	175,000,000
Wells Fargo Securities, LLC	0.14	155,088,853	321,344,685	123,566,462	600,000,000
Total		$800,000,000	$1,657,603,000	$637,397,000	$3,095,000,000

At November 30, 2015, the Joint Repurchase Agreement Treasury & Agency Account was fully collateralized by U.S. Government Agency obligations with various maturities to 12/01/2045, market value $3,156,910,878.

Acronym	Name

FHLB	Federal Home Loan Bank
LOC	Letter of Credit

12

RIB	Residual Interest Bond
SPA	Stand-by Purchase Agreement

13

INVESTMENT PORTFOLIO

November 30, 2015 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 78.2%
CONNECTICUT — 72.4%
CT Branford
	Series 2011
	4.000% 02/01/16	400,000	402,422
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 05/01/21 (12/03/15) (a)(b)	610,000	610,000
	RK Bradley Associates LP,
	Bradley Airport Hotel,
	Series 2006,
	LOC: TD Bank N.A.:
	0.010% 12/01/28 (12/03/15) (a)(b)	1,900,000	1,900,000
CT Enfield
	Series 2015 B
	3.000% 08/01/16	500,000	508,735
CT Greenwich
	Series 2012
	3.000% 01/15/16	465,000	466,610
CT Groton
	Series 2015
	2.000% 10/05/16	1,000,000	1,012,594
CT Health & Educational Facilities Authority
	CIL Community Resources,
	Series 2011 A,
	LOC: HSBC Bank USA N.A.
	0.010% 07/01/41 (12/03/15) (a)(b)	1,855,000	1,855,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.010% 07/01/34 (12/03/15) (a)(b)	2,900,000	2,900,000
	Griffin Hospital, Inc.,
	Series 2007 C,
	LOC: Wells Fargo Bank N.A.
	0.020% 07/01/37 (12/03/15) (a)(b)	175,000	175,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank
	0.010% 07/01/37 (12/03/15) (a)(b)	2,090,000	2,090,000
	Lawrence & Mem Corp. Oblig.,
	Series 2013 H,
	LOC: TD Bank N.A.
	0.010% 07/01/34 (12/02/15) (a)(b)	2,400,000	2,400,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.010% 07/01/30 (12/04/15) (a)(b)	2,000,000	2,000,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.040% 07/01/30 (12/02/15) (a)(b)	3,000,000	3,000,000
	Wesleyan University,
	Series 2010 H
	0.010% 07/01/40 (12/03/15) (b)(c)	2,000,000	2,000,000
	Yale University,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	Series 2001 V-2,
	0.010% 07/01/36 (12/01/15) (b)(c)	4,035,000	4,035,000
	Yale-New Haven Hospital Oblig,
	Series 2014 C
	LOC: JPMorgan Chase Bank
	0.010% 07/01/25 (12/02/15) (a)(b)	2,300,000	2,300,000
CT Housing Finance Authority
	Series 2009 A-1,
	SPA: JPMorgan Chase Bank
	0.010% 05/15/39 (12/01/15) (a)(b)	1,000,000	1,000,000
	Series 2009 C2
	SPA: JPMorgan Chase Bank
	0.010% 11/15/36 (12/01/15) (a)(b)	1,075,000	1,075,000
	Series 2011 E-3,
	SPA: Bank Tokyo-Mitsubishi UFJ
	0.010% 11/15/41 (12/04/15) (a)(b)	2,000,000	2,000,000
	Series 2015 C3
	SPA: Royal Bank of Canada
	0.010% 11/15/45 (12/03/15) (a)(b)	1,700,000	1,700,000
CT Manchester
	Series 2015
	1.250% 02/23/16	1,000,000	1,002,210
CT Oxford
	Series 2015
	1.250% 07/21/16	1,238,000	1,244,910
CT Simsbury
	Series 2011 B
	2.000% 01/15/16	805,000	806,683
CT Special Tax Revenue
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.010% 01/01/21 (12/03/15) (a)(b)(d)	1,000,000	1,000,000
CT Stafford
	Series 2015
	2.000% 08/03/16	1,570,000	1,585,534
CT State
	Series 2006 A
	5.000% 12/15/15	700,000	701,285
CONNECTICUT TOTAL			39,770,983
TEXAS — 2.9%
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Capital Ventures, Inc.,
	ExxonMobil Project,
	Series 2012,
	GTY AGMT: Exxon Mobile Corp.,
	0.010% 05/01/46 (12/01/15) (a)(b)	1,600,000	1,600,000
TEXAS TOTAL			1,600,000
WYOMING — 2.9%
WY Uinta County
	Chevron Corp.,

2

	Par ($)	Value ($)
Municipal Bonds — (continued)
WYOMING — (continued)
Series 1993
0.010% 08/15/20 (12/01/15) (b)(c)	1,600,000	1,600,000
WYOMING TOTAL		1,600,000
Total Municipal Bonds (cost of $42,970,983)		42,970,983
Closed-End Investment Company — 6.8%
OTHER — 6.8%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A.
0.090% 12/01/40 (12/03/15) (a)(b)(d)	3,750,000	3,750,000
OTHER TOTAL		3,750,000

Total Closed-End Investment Company (cost of $3,750,000)		3,750,000

Total Investments — 85.0% (cost of $46,720,983)(e)		46,720,983

Other Assets & Liabilities, Net — 15.0%		8,228,246

Net Assets — 100.0%		54,949,229

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

3

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$42,970,983	$—	$42,970,983
Total Closed-End Investment Company	—	3,750,000	—	3,750,000
Total Investments	$—	$46,720,983	$—	$46,720,983

 The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(b)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities, which are not illiquid, amounted to $4,750,000 or 8.6% of net assets for the Fund.

(e)	Cost for federal income tax purposes is $46,720,983.

Acronym	Name

AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

4

INVESTMENT PORTFOLIO

November 30, 2015 (Unaudited)	BofA Government Plus Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 40.3%
U.S. Government Agencies — 40.3%
Federal Farm Credit Bank
0.167% 10/03/16 (12/03/15) (a)(b)	11,935,000	11,931,574
0.177% 03/20/17 (12/20/15) (a)(b)	16,995,000	16,993,418
0.178% 09/06/16 (12/06/15) (a)(b)	5,065,000	5,064,724
0.180% 04/04/17 (12/04/15) (a)(b)	9,700,000	9,699,331
0.192% 01/24/17 (12/24/15) (a)(b)	4,320,000	4,319,775
0.193% 03/02/17 (12/02/15) (a)(b)	10,845,000	10,846,971
0.200% 01/13/16 (12/01/15) (a)(b)	7,705,000	7,704,954
0.202% 06/03/16 (12/03/15) (a)(b)	317,000	316,952
0.203% 02/06/17 (12/06/15) (a)(b)	7,866,000	7,869,019
0.207% 11/14/16 (12/14/15) (a)(b)	2,295,000	2,295,003
0.207% 06/17/16 (12/17/15) (a)(b)	2,350,000	2,350,184
0.210% 01/04/16 (12/01/15) (a)(b)	125,000	124,999
0.210% 07/13/17 (12/01/15) (a)(b)	10,875,000	10,873,221
0.212% 10/03/16 (12/03/15) (a)(b)	3,045,000	3,045,434
0.213% 01/19/16 (12/19/15) (a)(b)	4,395,000	4,395,132
0.215% 07/08/16 (12/08/15) (a)(b)	1,500,000	1,499,999
0.217% 09/14/16 (12/14/15) (a)(b)	5,800,000	5,801,240
0.217% 10/11/16 (12/11/15) (a)(b)	2,105,000	2,105,321
0.217% 03/16/17 (12/16/15) (a)(b)	7,558,000	7,554,078
0.218% 02/23/17 (12/23/15) (a)(b)	1,701,000	1,701,215
0.219% 04/18/16 (12/18/15) (a)(b)	2,990,000	2,990,327
0.222% 01/03/17 (12/03/15) (a)(b)	6,950,000	6,951,250
0.222% 06/05/17 (12/05/15) (a)(b)	12,510,000	12,504,734
0.223% 06/02/16 (12/02/15) (a)(b)	500,000	500,078
0.226% 09/12/16 (12/12/15) (a)(b)	3,643,000	3,643,915
0.226% 11/13/17 (12/13/15) (a)(b)	2,265,000	2,261,888
0.229% 08/01/16 (12/01/15) (a)(b)	20,000,000	19,999,361
0.230% 08/04/17 (12/04/15) (a)(b)	845,000	844,578
0.233% 11/29/16 (12/29/15) (a)(b)	215,000	215,044
0.236% 02/13/17 (12/13/15) (a)(b)	885,000	885,643
0.237% 06/20/17 (12/20/15) (a)(b)	9,805,000	9,811,939
0.244% 12/01/16 (12/01/15) (a)(b)	8,618,000	8,618,033
0.245% 08/26/16 (12/26/15) (a)(b)	530,000	530,100
0.247% 01/17/17 (12/17/15) (a)(b)	2,430,000	2,431,663
0.247% 04/17/17 (12/17/15) (a)(b)	3,442,000	3,445,247
0.250% 12/21/15	10,865,000	10,865,043
0.250% 02/01/16 (12/01/15) (a)(b)	300,000	300,036
0.250% 04/27/16	1,120,000	1,119,983
0.253% 11/06/17 (12/06/15) (a)(b)	555,000	554,571
0.255% 04/26/17 (12/26/15) (a)(b)	1,990,000	1,989,338

1

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.262% 02/24/16 (12/24/15) (a)(b)	2,154,000	2,154,266
	0.263% 12/28/16 (12/28/15) (a)(b)	4,055,000	4,057,224
	0.277% 04/20/16 (12/20/15) (a)(b)	3,097,000	3,097,824
	0.287% 02/27/17 (12/27/15) (a)(b)	1,680,000	1,680,817
	0.288% 12/06/16 (12/06/15) (a)(b)	1,855,000	1,856,733
	4.875% 12/16/15	4,344,000	4,352,288
Federal Home Loan Bank
	0.150% 01/09/17 (12/09/15) (a)(b)	23,035,000	23,034,306
	0.165% 03/08/16 (12/08/15) (a)(b)	12,125,000	12,125,000
	0.167% 02/14/17 (12/14/15) (a)(b)	14,170,000	14,170,000
	0.180% 12/02/15 (c)	595,000	594,997
	0.180% 12/03/15 (c)	1,485,000	1,484,985
	0.180% 12/09/15 (c)	740,000	739,970
	0.207% 08/17/17 (12/20/15) (a)(b)	9,670,000	9,670,000
	0.210% 04/01/16 (c)	15,000,000	14,989,325
	0.220% 12/09/15 (c)	13,818,000	13,817,324
	0.220% 04/01/16 (c)	8,399,000	8,392,738
	0.220% 04/07/16	60,000,000	59,994,970
	0.225% 12/11/15 (c)	17,975,000	17,973,877
	0.225% 04/01/16 (c)	22,185,000	22,168,084
	0.226% 12/11/15 (c)	18,424,000	18,422,843
	0.228% 04/21/17 (12/21/15) (a)(b)	8,485,000	8,481,097
	0.230% 12/11/15 (c)	55,273,000	55,269,469
	0.240% 04/08/16 (c)	38,000,000	37,967,320
	0.240% 04/08/16	25,000,000	24,999,648
	0.240% 04/15/16	50,785,000	50,784,529
	0.250% 03/30/16 (c)	14,606,000	14,593,828
	0.250% 04/13/16 (c)	10,000,000	9,990,694
	0.250% 04/22/16 (c)	3,000,000	2,997,021
	0.250% 04/29/16	1,000,000	999,985
	0.255% 04/20/16 (c)	15,000,000	14,985,019
	0.260% 04/27/16 (c)	5,780,000	5,773,822
	0.270% 12/15/15	4,860,000	4,860,051
	0.270% 12/16/15 (c)	50,000,000	49,994,375
	0.270% 04/12/16 (c)	545,000	544,456
	0.290% 12/18/15 (c)	923,000	922,874
	0.295% 12/18/15 (c)	9,232,000	9,230,714
	0.375% 06/24/16	1,280,000	1,280,506
	5.000% 12/21/15	240,000	240,617
Federal Home Loan Mortgage Corp.
	0.201% 01/13/17 (12/13/15) (a)(b)	28,000,000	28,005,598

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.210% 02/19/16 (c)	5,500,000	5,497,433
0.212% 04/20/17 (12/20/15) (a)(b)	18,190,000	18,183,111
0.215% 01/05/16 (c)	40,180,000	40,171,601
0.220% 01/11/16 (c)	80,355,000	80,334,867
0.250% 12/07/15 (c)	4,501,000	4,500,812
5.250% 04/18/16	1,758,000	1,791,324
Federal National Mortgage Association
0.200% 02/08/16 (c)	1,500,000	1,499,425
0.200% 02/10/16 (c)	4,500,000	4,498,225
0.202% 10/05/17 (12/05/15) (a)(b)	730,000	728,780
0.210% 02/12/16 (c)	25,000,000	24,989,354
0.217% 08/15/16 (12/15/15) (a)(b)	8,952,000	8,952,934
0.220% 01/05/16 (c)	5,355,000	5,353,855
0.230% 03/16/16 (c)	1,032,000	1,031,301
0.231% 07/25/16 (12/25/15) (a)(b)	8,000,000	8,000,186
0.240% 03/30/16 (c)	2,890,000	2,887,688
0.240% 01/26/17 (12/26/15) (a)(b)	13,907,000	13,902,955
0.245% 08/26/16 (12/26/15) (a)(b)	1,935,000	1,935,182
0.276% 04/01/16 (01/01/16) (a)(b)	70,000	69,988
0.375% 12/21/15	32,692,000	32,694,945
0.440% 01/20/16 (12/01/15) (a)(b)	1,205,000	1,205,444
2.375% 04/11/16	16,928,000	17,057,989
5.000% 03/15/16	11,040,000	11,190,292
U.S. GOVERNMENT AGENCIES TOTAL		1,050,132,200

Total Government & Agency Obligations (cost of $1,050,132,200)		1,050,132,200
Repurchase Agreements — 59.7%
Joint Repurchase Agreement Treasury & Agency Account, dated 11/30/15, due 12/01/15 (repurchase proceeds $637,399,196) (d)	637,397,000	637,397,000
Joint Repurchase Agreement Treasury Account, dated 11/30/15, due 12/01/15 (repurchase proceeds $15,000,045) (d)	15,000,000	15,000,000
Repurchase agreement with ABN Amro NV, dated 11/30/15, due 12/01/15 at 0.140%, collateralized by a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 09/01/45, market value $102,000,415 (repurchase proceeds $100,000,389)	100,000,000	100,000,000

3

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/15, due 12/01/15 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/45, market value $306,000,851 (repurchase proceeds $300,000,833)	300,000,000	300,000,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/15, due 12/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/45, market value $183,604,179 (repurchase proceeds $180,000,550)	180,000,000	180,000,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/30/15, due 12/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/45, market value $158,100,484 (repurchase proceeds $155,000,474)	155,000,000	155,000,000
	Repurchase agreement with TD Securities USA LLC, dated 11/25/15, due 12/02/15 at 0.090%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 08/15/45, market value $51,000,770 (repurchase proceeds $50,000,875)	50,000,000	50,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 10/15/15, due 12/15/15 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 11/01/35, market value $10,201,865 (repurchase proceeds $10,002,372)	10,000,000	10,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/16/15, due 12/16/15 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 05/01/44, market value $10,200,596 (repurchase proceeds $10,001,167)	10,000,000	10,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/24/15, due 12/01/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/45, market value $102,001,588 (repurchase proceeds $100,001,556)	100,000,000	100,000,000

	Total Repurchase Agreements (cost of $1,557,397,000)		1,557,397,000

	Total Investments — 100.0% (cost of $2,607,529,200)(e)		2,607,529,200

	Other Assets & Liabilities, Net — 0.0%		208,706

	Net Assets — 100.0%		2,607,737,906

4

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$1,050,132,200	$—	$1,050,132,200
Total Repurchase Agreements	—	1,557,397,000	—	1,557,397,000
Total Investments	$—	$2,607,529,200	$—	$2,607,529,200

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2015.
(b)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)	The rate shown represents the discount rate at the date of purchase.
(d)

See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account and the Joint Repurchase Agreement Treasury & Agency Account.

(e)	Cost for federal income tax purposes is $2,607,529,200.

Joint Repurchase Agreement Treasury Account - At November 30, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account ($2,898,000,000 total principal amount) with a maturity date of 12/01/2015 as follows:

5

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$128,795,000	$128,795,391	$131,371,305
BofA Money Market Reserves	238,177,000	238,177,721	242,941,288
BofA Treasury Reserves	2,516,028,000	2,516,035,616	2,566,356,464
BofA Government Plus Reserves	15,000,000	15,000,045	15,300,047
Total	$2,898,000,000	$2,898,008,773	$2,955,969,104

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.10	$67,775,146	$125,334,688	$1,323,996,791	$7,893,375	$1,525,000,000
RBC Capital Markets	0.08	1,644,381	3,040,907	32,123,201	191,511	37,000,000
Societe Generale NY	0.12	24,443,496	45,202,674	477,507,039	2,846,791	550,000,000
Wells Fargo Securities, LLC	0.12	34,931,977	64,598,731	682,400,969	4,068,323	786,000,000
Total		$128,795,000	$238,177,000	$2,516,028,000	$15,000,000	$2,898,000,000

At November 30, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 05/15/2045, market value $2,955,969,104.

Joint Repurchase Agreement Treasury & Agency Account - At November 30, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury & Agency Account ($3,095,000,000 total principal amount) with a maturity date of 12/01/2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$800,000,000	$800,002,756	$816,002,812
BofA Money Market Reserves	1,657,603,000	1,657,608,711	1,690,760,886
BofA Government Plus Reserves	637,397,000	637,399,196	650,147,180
Total	$3,095,000,000	$3,095,010,663	$3,156,910,878

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury &Agency Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.12%	$560,904,685	$1,162,196,611	$446,898,704	$2,170,000,000
RBC Capital Markets	0.10	38,772,213	80,336,171	30,891,616	150,000,000
Societe Generale NY	0.14	45,234,249	93,725,533	36,040,218	175,000,000
Wells Fargo Securities, LLC	0.14	155,088,853	321,344,685	123,566,462	600,000,000
Total		$800,000,000	$1,657,603,000	$637,397,000	$3,095,000,000

At November 30, 2015, the Joint Repurchase Agreement Treasury & Agency Account was fully collateralized by U.S. Government Agency obligations with various maturities to 12/01/2045, market value $3,156,910,878.

6

INVESTMENT PORTFOLIO
November 30, 2015 (Unaudited)	BofA Government Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 102.4%
U.S. Government Agencies — 77.3%
Federal Farm Credit Bank
0.010% 12/01/15 (a)	8,455,000	8,455,000
0.030% 12/01/15 (a)	171,345,000	171,345,000
0.050% 12/07/15 (a)	85,280,000	85,279,289
0.050% 12/08/15 (a)	75,000,000	74,999,271
0.060% 12/22/15 (a)	75,000,000	74,997,375
0.070% 12/21/15 (a)	11,809,000	11,808,541
0.090% 01/06/16 (a)	13,500,000	13,498,785
0.090% 01/28/16 (a)	25,000,000	24,996,375
0.167% 10/03/16 (12/03/15) (b)(c)	6,640,000	6,638,382
0.177% 03/20/17 (12/20/15) (b)(c)	61,750,000	61,744,250
0.178% 09/06/16 (12/06/15) (b)(c)	19,935,000	19,933,913
0.180% 12/04/15 (a)	50,000,000	49,999,250
0.180% 12/22/15 (a)	22,000,000	21,997,690
0.180% 04/04/17 (12/04/15) (b)(c)	30,300,000	30,297,910
0.192% 01/24/17 (12/24/15) (b)(c)	15,680,000	15,679,182
0.192% 10/20/16 (12/20/15) (b)(c)	30,000,000	29,993,347
0.192% 06/15/17 (12/15/15) (b)(c)	30,000,000	29,990,603
0.193% 03/02/17 (12/02/15) (b)(c)	40,745,000	40,752,958
0.200% 12/07/15	5,000,000	5,000,018
0.200% 01/13/16 (12/01/15) (b)(c)	47,745,000	47,744,716
0.203% 02/06/17 (12/06/15) (b)(c)	46,409,000	46,419,936
0.207% 11/14/16 (12/14/15) (b)(c)	2,984,000	2,984,295
0.207% 06/17/16 (12/17/15) (b)(c)	500,000	500,029
0.210% 01/04/16 (12/01/15) (b)(c)	805,000	804,996
0.210% 04/19/16 (a)	33,000,000	32,973,050
0.210% 07/13/17 (12/01/15) (b)(c)	39,125,000	39,118,601
0.212% 10/03/16 (12/03/15) (b)(c)	16,800,000	16,803,289
0.213% 01/19/16 (12/19/15) (b)(c)	7,905,000	7,905,240
0.217% 09/14/16 (12/14/15) (b)(c)	20,539,000	20,543,485
0.217% 10/11/16 (12/11/15) (b)(c)	9,595,000	9,596,270
0.217% 03/16/17 (12/16/15) (b)(c)	17,699,000	17,689,816
0.218% 02/23/17 (12/23/15) (b)(c)	8,599,000	8,599,868
0.220% 04/15/16 (a)	20,000,000	19,983,378
0.222% 01/03/17 (12/03/15) (b)(c)	24,065,000	24,069,331
0.222% 06/05/17 (12/05/15) (b)(c)	27,440,000	27,428,556
0.223% 06/02/16 (12/02/15) (b)(c)	8,030,000	8,031,452
0.226% 09/12/16 (12/12/15) (b)(c)	11,607,000	11,610,240
0.226% 11/13/17 (12/13/15) (b)(c)	5,310,000	5,302,704
0.227% 10/11/16 (12/11/15) (b)(c)	800,000	800,074
0.227% 07/14/17 (12/14/15) (b)(c)	10,000,000	10,008,199

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.229% 08/01/16 (12/01/15) (b)(c)	43,000,000	42,998,604
0.230% 08/04/17 (12/04/15) (b)(c)	2,055,000	2,053,974
0.233% 11/29/16 (12/29/15) (b)(c)	785,000	785,161
0.236% 02/13/17 (12/13/15) (b)(c)	4,115,000	4,117,714
0.237% 06/20/17 (12/20/15) (b)(c)	28,085,000	28,104,876
0.245% 12/10/15	5,927,000	5,927,184
0.245% 08/26/16 (12/26/15) (b)(c)	1,970,000	1,970,370
0.247% 01/17/17 (12/17/15) (b)(c)	6,515,000	6,519,941
0.247% 04/17/17 (12/17/15) (b)(c)	30,258,000	30,287,815
0.250% 12/02/15	12,520,000	12,520,054
0.250% 12/21/15	36,700,000	36,700,145
0.250% 02/01/16 (12/01/15) (b)(c)	3,700,000	3,699,937
0.252% 03/24/17 (12/24/15) (b)(c)	1,500,000	1,500,805
0.253% 03/29/17 (12/29/15) (b)(c)	12,700,000	12,709,254
0.255% 04/26/17 (12/26/15) (b)(c)	2,940,000	2,938,351
0.262% 02/24/16 (12/24/15) (b)(c)	9,703,000	9,704,688
0.263% 12/28/16 (12/28/15) (b)(c)	14,945,000	14,953,198
0.277% 04/20/16 (12/20/15) (b)(c)	1,040,000	1,040,286
0.287% 02/27/17 (12/27/15) (b)(c)	16,434,000	16,447,712
0.288% 12/06/16 (12/06/15) (b)(c)	3,090,000	3,093,107
0.330% 12/22/15	2,500,000	2,500,181
0.330% 03/23/16	20,500,000	20,506,730
0.440% 12/28/15	3,000,000	3,000,525
4.875% 12/16/15	1,400,000	1,402,720
Federal Home Loan Bank
0.010% 12/01/15 (a)	49,748,000	49,748,000
0.036% 12/04/15 (a)	170,000,000	169,999,490
0.040% 12/09/15 (a)	150,470,000	150,468,662
0.040% 12/11/15 (a)	71,365,000	71,364,207
0.050% 12/02/15 (a)	17,214,000	17,213,976
0.050% 12/03/15 (a)	50,000,000	49,999,861
0.050% 12/04/15 (a)	90,351,000	90,350,624
0.050% 12/15/15 (a)	11,780,000	11,779,771
0.055% 12/04/15 (a)	12,020,000	12,019,945
0.060% 12/01/15 (a)	17,205,000	17,205,000
0.060% 12/02/15 (a)	13,135,000	13,134,978
0.060% 12/03/15 (a)	25,600,000	25,599,915
0.060% 12/07/15 (a)	15,000,000	14,999,850
0.060% 12/16/15 (a)	34,300,000	34,299,142
0.062% 12/07/15 (a)	5,170,000	5,169,947
0.065% 12/07/15 (a)	50,000,000	49,999,458

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.065% 12/09/15 (a)	25,370,000	25,369,634
0.070% 12/09/15 (a)	100,000,000	99,998,444
0.070% 12/16/15 (a)	80,700,000	80,697,646
0.070% 12/18/15 (a)	12,000,000	11,999,603
0.075% 12/11/15 (a)	61,036,000	61,034,728
0.080% 12/16/15 (a)	72,075,000	72,072,597
0.080% 12/23/15 (a)	26,555,000	26,553,702
0.080% 01/05/16 (a)	12,915,000	12,913,995
0.085% 01/04/16 (a)	49,150,000	49,146,054
0.090% 12/07/15 (a)	100,000,000	99,998,500
0.090% 12/09/15 (a)	92,100,000	92,098,158
0.105% 01/08/16 (a)	11,090,000	11,088,771
0.110% 01/06/16 (a)	125,000,000	124,986,250
0.110% 01/08/16 (a)	25,000,000	24,997,097
0.120% 01/13/16 (a)	60,000,000	59,991,400
0.120% 01/20/16 (a)	42,715,000	42,707,881
0.120% 01/22/16 (a)	12,500,000	12,497,833
0.125% 01/06/16 (a)	77,385,000	77,375,327
0.130% 01/08/16 (a)	28,984,000	28,980,023
0.130% 01/15/16 (a)	21,670,000	21,666,479
0.138% 01/29/16 (a)	25,000,000	24,994,346
0.150% 01/08/16 (a)	66,539,000	66,528,465
0.150% 01/09/17 (12/09/15) (b)(c)	78,910,000	78,907,707
0.155% 12/23/15 (a)	29,900,000	29,897,168
0.165% 03/08/16 (12/08/15) (b)(c)	37,875,000	37,875,000
0.167% 02/14/17 (12/14/15) (b)(c)	40,585,000	40,585,000
0.180% 12/02/15 (a)	1,705,000	1,704,991
0.180% 12/03/15 (a)	4,240,000	4,239,958
0.180% 12/09/15 (a)	2,120,000	2,119,915
0.180% 01/13/16 (a)	1,535,000	1,534,670
0.180% 01/20/16 (a)	4,780,000	4,778,805
0.180% 01/22/16 (a)	1,705,000	1,704,557
0.180% 01/26/16 (a)	855,000	854,761
0.180% 01/27/16 (a)	1,110,000	1,109,684
0.190% 02/03/16 (a)	4,265,000	4,263,559
0.190% 02/05/16 (a)	2,756,000	2,755,040
0.200% 01/11/16 (a)	6,875,000	6,873,434
0.200% 01/15/16 (a)	23,900,000	23,894,025
0.200% 02/19/16 (a)	9,725,000	9,720,678
0.207% 08/17/17 (12/20/15) (b)(c)	28,200,000	28,200,000
0.220% 12/09/15 (a)	41,989,000	41,986,947
0.220% 01/11/16 (a)	2,320,000	2,319,419

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.220% 01/15/16 (a)	2,139,000	2,138,412
0.220% 01/20/16 (a)	14,980,000	14,975,423
0.225% 12/01/15 (a)	20,696,000	20,696,000
0.225% 12/11/15 (a)	55,525,000	55,521,530
0.225% 04/01/16 (a)	7,000,000	6,994,662
0.226% 12/11/15 (a)	55,985,000	55,981,485
0.227% 01/20/16 (a)	1,030,000	1,029,675
0.227% 02/10/16 (a)	1,705,000	1,704,237
0.228% 04/21/17 (12/21/15) (b)(c)	22,715,000	22,703,873
0.230% 12/11/15 (a)	167,953,000	167,942,270
0.232% 01/22/16 (a)	3,900,000	3,898,693
0.232% 01/27/16 (a)	23,871,000	23,862,231
0.236% 01/29/16 (a)	13,300,000	13,294,856
0.240% 01/27/16 (a)	5,115,000	5,113,056
0.240% 04/08/16 (a)	22,000,000	21,981,080
0.240% 04/15/16	112,180,000	112,178,959
0.250% 12/09/15	495,000	494,997
0.250% 01/22/16	2,000,000	2,000,083
0.250% 01/26/16	12,200,000	12,200,494
0.250% 03/30/16 (a)	37,855,000	37,823,454
0.250% 04/13/16 (a)	25,000,000	24,976,736
0.250% 04/22/16 (a)	47,000,000	46,953,326
0.255% 04/20/16 (a)	20,000,000	19,980,025
0.260% 01/22/16	21,855,000	21,858,135
0.260% 04/27/16 (a)	13,040,000	13,026,062
0.270% 12/08/15 (a)	820,000	819,957
0.270% 12/15/15	16,415,000	16,415,171
0.270% 12/16/15 (a)	50,000,000	49,994,375
0.270% 04/12/16 (a)	1,405,000	1,403,599
0.290% 12/18/15 (a)	2,789,000	2,788,618
0.295% 12/18/15 (a)	27,879,000	27,875,116
0.315% 01/07/16	24,200,000	24,203,569
0.340% 01/25/16	750,000	750,096
0.375% 12/30/15	2,225,000	2,225,378
0.375% 02/19/16	18,430,000	18,435,854
0.375% 06/24/16	2,830,000	2,831,118
0.420% 02/12/16	855,000	855,331
1.375% 12/11/15	3,035,000	3,036,037
2.375% 12/11/15	15,000,000	15,008,798
5.000% 12/11/15	1,155,000	1,156,533
5.000% 12/21/15	9,715,000	9,740,296

4

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
Tennessee Valley Authority
	0.050% 12/08/15 (a)	108,530,000	108,528,945
	0.070% 12/01/15 (a)	65,000,000	65,000,000
	0.090% 12/08/15 (a)	20,295,000	20,294,645
U.S. GOVERNMENT AGENCIES TOTAL			4,718,876,263
U.S. Government Obligations — 25.1%
U.S. Treasury Bill
	0.035% 12/03/15 (d)	50,000,000	49,999,903
	0.040% 12/03/15 (d)	139,721,000	139,720,690
	0.041% 12/03/15 (d)	100,000,000	99,999,775
	0.050% 12/03/15 (d)	4,788,000	4,787,987
	0.060% 12/10/15 (d)	100,000,000	99,998,500
	0.065% 12/03/15 (d)	64,000,000	63,999,769
	0.065% 12/10/15 (d)	63,430,000	63,428,969
	0.070% 12/03/15 (d)	85,000,000	84,999,670
	0.075% 12/03/15 (d)	55,606,000	55,605,768
	0.075% 12/10/15 (d)	165,000,000	164,996,906
	0.075% 12/17/15 (d)	140,000,000	139,995,333
	0.076% 12/03/15 (d)	75,000,000	74,999,683
	0.083% 12/10/15 (d)	52,493,000	52,491,911
U.S. Treasury Note
	0.250% 12/15/15	148,000,000	148,007,791
	2.000% 01/31/16	284,472,000	285,390,767
	U.S. GOVERNMENT OBLIGATIONS TOTAL		1,528,423,422

	Total Government & Agency Obligations (cost of $6,247,299,685)		6,247,299,685

	Total Investments — 102.4% (cost of $6,247,299,685)(e)		6,247,299,685

	Other Assets & Liabilities, Net — (2.4)%		(145,946,383)

	Net Assets — 100.0%		6,101,353,302

5

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$6,247,299,685	$—	$6,247,299,685
Total Investments	$—	$6,247,299,685	$—	$6,247,299,685

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         The rate shown represents the discount rate at the date of purchase.

(b)         The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2015.

(c)          Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)         The rate shown represents the annualized yield at the date of purchase.

(e)          Cost for federal income tax purposes is $6,247,299,685.

6

INVESTMENT PORTFOLIO

November 30, 2015 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 92.9%
MASSACHUSETTS — 88.6%
MA BB&T Municipal Trust
	Massachusetts State Water Resources,
	Series 2007 B,
	LIQ FAC: Branch Banking & Trust
	0.020% 02/01/29 (12/03/15) (a)(b)	1,700,000	1,700,000
MA City of Easthampton
	Series 2011
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	Insured: State Aid Withholding
	2.000% 03/01/16	500,000	501,981
MA Clipper Tax-Exempt Certificate Trust
	MA Bay Transportation Authority
	Series 2007
	LIQ FAC: State Street Bank & Trust Co.
	0.040% 11/01/26 (12/03/15) (a)(b)	4,500,000	4,500,000
MA Development Finance Agency
	Babson College,
	Series 2008 A,
	LOC: FHLB
	0.010% 10/01/32 (12/03/15) (a)(b)	1,825,000	1,825,000
	Bancroft Schools & Communities,
	Series 2001,
	LOC: TD Bank N.A.
	0.010% 09/01/31 (12/03/15) (a)(b)	3,665,000	3,665,000
	Beth Israel Deaconess Medical,
	Series 2011 B,
	LOC: M&T Bank:
	0.030% 06/01/41 (12/03/15) (a)(b)	6,255,000	6,255,000
	New Bedford Waste Services,
	Series 2001 AMT,
	LOC: U.S. Bank N.A.
	0.110% 06/01/21 (12/03/15) (a)(b)	1,940,000	1,940,000
	Seven Hills Foundation, Inc,.
	Series 2008 A
	LOC: TD Bank N.A.
	0.010% 09/01/38 (12/04/15) (a)(b)	1,800,000	1,800,000
MA Gloucester
	Series 2015 B
	1.000% 02/05/16	2,600,000	2,602,972
MA Haverhill
	Series 2015
	Insured: State Aid Withholding
	2.000% 12/01/16 (c)	1,662,500	1,685,625
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1999 R,
	0.010% 11/01/49 (12/01/15) (a)(d)	1,525,000	1,525,000
	Massachusetts Institute of Technology,
	Series 2001 J1
	0.010% 07/01/31 (12/03/15) (a)(d)	1,500,000	1,500,000
	Partners Healthcare Systems,
	Series 1997 P2,
	SPA: JPMorgan Chase Bank

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.010% 07/01/27 (12/02/15) (a)(b)	1,700,000	1,700,000
	The Children’s Hospital Corp.,
	Series 2010 N3
	LOC: U.S. Bank N.A.
	0.010% 10/01/38 (12/02/15) (a)(b)	4,000,000	4,000,000
	Tufts University:
	Series 1995 G
	SPA: Wells Fargo Bank N.A.
	0.010% 02/15/26 (12/01/15) (a)(b)	2,895,000	2,895,000
	Series 2008 N-2,
	SPA: Wells Fargo Bank N.A.
	0.010% 08/15/34 (12/01/15) (a)(b)	1,500,000	1,500,000
	Wellesley College,
	Series 1999 G,
	0.010% 07/01/39 (12/03/15) (a)(d)	2,525,000	2,525,000
MA Housing Finance Agency
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.040% 06/01/36 (12/03/15) (a)(b)(e)	2,695,000	2,695,000
MA Industrial Finance Agency
	Governor Dummer Academy,
	Series 1996,
	LOC: TD Bank N.A.
	0.010% 07/01/26 (12/03/15) (a)(b)	1,900,000	1,900,000
MA Lawrence
	Series 2014 A
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 12/01/15	2,000,000	2,000,000
	Series 2015 A
	Insured: State Aid Withholding
	1.750% 09/01/16	3,000,000	3,028,717
	Series 2015
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.250% 06/01/16	1,822,450	1,830,250
MA Medfield
	Series 2015
	2.000% 05/15/16	885,000	891,480
MA Millis
	Series 2015
	2.000% 08/01/16	3,730,000	3,769,573
MA Newton
	Series 2015
	1.250% 03/15/16	1,250,000	1,253,401
MA Northborough
	Series 2015
	1.000% 01/22/16	1,650,000	1,651,634
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.020% 01/01/16 (12/03/15) (a)(b)(e)	8,530,000	8,530,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 2012 E-42,
	LOC: Royal Bank of Canada
	0.100% 06/01/17 (12/03/15) (a)(b)(e)	5,000,000	5,000,000
MA University of Massachusetts Building Authority
	Series 2011 1,
	SPA: Wells Fargo Bank N.A.
	0.020% 11/01/34 (12/02/15) (a)(b)	4,155,000	4,155,000
MA Water Resources Authority
	Series 2008 E,
	SPA: JPMorgan Chase Bank
	0.020% 08/01/37 (12/04/15) (a)(b)	7,785,000	7,785,000
MASSACHUSETTS TOTAL			86,610,633
MISSISSIPPI — 1.3%
MS Business Finance Corp.
	Chevron U.S.A., Inc.,
	Series 2011 G,
	GTY AGMT: Chevron Corp.
	0.010% 11/01/35 (12/01/15) (a)(b)	1,300,000	1,300,000
MISSISSIPPI TOTAL			1,300,000
TEXAS — 3.0%
TX Harris County Industrial Development Corp.
	Exxon Mobil Corp.,
	Series 1997, AMT,
	0.010% 04/01/32 (12/01/15) (a)(d)	2,900,000	2,900,000
TEXAS TOTAL			2,900,000
	Total Municipal Bonds (cost of $90,810,633)		90,810,633
Closed-End Investment Company — 4.6%
OTHER — 4.6%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.090% 12/01/40 (12/03/15) (a)(b)(e)	4,500,000	4,500,000
OTHER TOTAL			4,500,000

	Total Closed-End Investment Company (cost of $4,500,000)		4,500,000

	Total Investments — 97.5% (cost of $95,310,633)(f)		95,310,633

	Other Assets & Liabilities, Net — 2.5%		2,423,011

	Net Assets — 100.0%		97,733,644

3

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*              Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•               Level 1 — Prices determined using quoted prices in active markets for identical assets.

•               Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•               Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$90,810,633	$—	$90,810,633
Total Closed-End Investment Company	—	4,500,000	—	4,500,000
Total Investments	$—	$95,310,633	$—	$95,310,633

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)      Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)      Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(c)       Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

4

(d)      Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(e)       Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities, which are not illiquid, amounted to $20,725,000 or 21.2% of net assets for the Fund.

(f)        Cost for federal income tax purposes is $95,310,633.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO

November 30, 2015 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 32.0%
Bank of Montreal Chicago
	0.280% 12/04/15	95,074,000	95,074,000
	0.300% 12/28/15	94,000,000	94,002,817
	0.367% 03/14/16 (12/14/15) (a)(b)	95,000,000	95,000,000
	0.375% 05/09/16 (12/09/15) (a)(b)	65,000,000	65,000,000
	0.378% 01/22/16 (12/22/15) (a)(b)	150,000,000	150,000,000
	0.386% 04/11/16 (12/11/15) (a)(b)	60,000,000	60,000,000
	0.386% 05/13/16 (12/14/15) (a)(b)	20,000,000	20,000,000
Bank of Nova Scotia Houston
	0.305% 01/07/16 (12/07/15) (a)(b)	19,419,000	19,418,054
	0.330% 01/07/16 (12/01/15) (a)(b)	79,000,000	79,000,000
	0.340% 02/11/16 (12/01/15) (a)(b)	100,000,000	100,000,000
	0.350% 03/10/16 (12/01/15) (a)(b)	147,000,000	147,000,000
	0.470% 03/18/16	95,000,000	95,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.190% 12/16/15	15,000,000	15,000,000
	0.360% 12/03/15	27,374,000	27,374,167
	0.393% 02/01/16 (12/01/15) (a)(b)	125,500,000	125,500,000
	0.430% 02/25/16	33,500,000	33,500,000
	0.517% 12/04/15	4,788,000	4,788,035
Canadian Imperial Bank of Commerce NY
	0.387% 05/17/16 (02/17/16) (a)(b)	25,000,000	25,000,000
	0.392% 05/19/16 (12/21/15) (a)(b)	95,000,000	95,000,000
	0.400% 05/16/16 (12/01/15) (a)(b)	18,201,000	18,201,000
	0.440% 04/21/16	25,000,000	25,000,000
	0.471% 05/25/16 (12/29/15) (a)(b)	81,000,000	81,000,000
	0.483% 05/31/16 (12/31/15) (a)(b)	90,000,000	90,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
	0.365% 03/08/16 (12/08/15) (a)(b)	150,000,000	150,000,000
	0.716% 05/06/16	161,800,000	161,945,712
Credit Industriel et Commercial NY
	0.150% 12/03/15	89,570,000	89,570,000
	0.410% 01/04/16	20,000,000	20,000,189
	0.430% 01/04/16	127,000,000	127,001,198
Credit Suisse NY
	0.400% 01/04/16	101,000,000	101,000,000
	0.410% 01/04/16	155,000,000	155,000,000
DNB NOR Bank ASA NY
	0.110% 12/04/15	96,628,000	96,628,000
	0.363% 03/02/16 (12/02/15) (a)(b)	97,000,000	97,000,000
	0.365% 03/10/16 (12/10/15) (a)(b)	150,000,000	150,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
HSBC Bank USA NA
	0.333% 12/02/15	67,000,000	67,000,000
	0.383% 05/06/16 (12/07/15) (a)(b)	40,000,000	40,000,000
	0.391% 03/24/16 (12/24/15) (a)(b)	50,000,000	50,000,000
	0.393% 04/20/16 (12/23/15) (a)(b)	40,000,000	40,000,000
National Bank of Canada NY
	0.420% 02/17/16	51,000,000	51,000,000
Nordea Bank Finland PLC NY
	0.440% 04/06/16	26,000,000	25,999,542
Norinchukin Bank NY
	0.180% 12/10/15	59,982,000	59,982,000
	0.180% 12/14/15	80,000,000	80,000,000
	0.330% 12/15/15	22,451,000	22,452,402
State Street Bank & Trust
	0.333% 01/06/16 (12/07/15) (a)(b)	30,000,000	30,000,000
	0.347% 12/14/15	75,000,000	75,000,000
	0.353% 04/01/16 (12/01/15) (a)(b)	25,000,000	25,000,000
	0.356% 01/11/16 (12/11/15) (a)(b)	64,227,000	64,227,000
	0.417% 05/20/16 (12/21/15) (a)(b)	110,000,000	110,000,000
Sumitomo Mitsui Banking Corp./NY
	0.330% 12/02/15	25,103,000	25,103,000
	0.350% 12/17/15	100,000,000	100,001,332
	0.380% 03/01/16 (12/01/15) (a)(b)	80,000,000	80,000,000
	0.441% 02/25/16 (12/29/15) (a)(b)	50,000,000	50,000,000
Svenska Handelsbanken NY
	0.450% 04/04/16	32,919,000	32,919,568
	0.465% 03/18/16	89,732,000	89,733,343
Toronto-Dominion Bank NY
	0.340% 12/16/15	121,110,000	121,110,000
	0.345% 01/07/16 (12/07/15) (a)(b)	149,046,000	149,046,000
	0.385% 04/08/16 (12/08/15) (a)(b)	77,000,000	77,000,000
	0.450% 04/08/16	30,000,000	30,000,000
	0.450% 04/19/16	50,000,000	50,000,000
	0.463% 06/01/16 (01/04/16) (a)(b)	26,000,000	26,000,000
UBS AG Stamford, CT
	0.401% 01/15/16 (12/24/15) (a)(b)	103,000,000	103,000,000
	0.410% 12/31/15	176,836,000	176,835,991
	0.500% 02/05/16	6,000,000	6,000,875
Wells Fargo Bank N.A.
	0.320% 01/06/16 (12/01/15) (a)(b)	29,000,000	29,000,000
	0.320% 02/01/16 (12/01/15) (a)(b)	133,000,000	133,000,000
	0.335% 05/09/16 (12/08/15) (a)(b)	16,594,000	16,590,433

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.340% 02/18/16 (12/01/15) (a)(b)	43,000,000	43,000,000
	0.365% 04/11/16 (12/08/15) (a)(b)	55,000,000	55,000,000
Wells Fargo Bank NA
	0.290% 01/14/16 (12/01/15) (a)(b)	5,000,000	4,999,990
	Total Certificates of Deposit (cost of $4,847,004,648)		4,847,004,648
Asset-Backed Commercial Paper — 14.3%
Albion Capital Corp.
	0.150% 12/04/15 (c)(d)	116,757,000	116,755,541
	0.420% 02/16/16 (c)(d)	29,741,000	29,714,283
Autobahn Funding Co. LLC
	0.250% 12/22/15 (c)(d)	6,898,000	6,896,994
Barton Capital LLC
	0.170% 12/01/15 (c)	16,054,000	16,054,000
Chariot Funding LLC
	0.430% 12/29/15 (c)(d)	26,829,000	26,820,027
Fairway Finance Corp.
	0.315% 01/08/16 (12/08/15) (a)(b)(c)	28,735,000	28,734,102
	0.365% 03/08/16 (12/08/15) (a)(b)(c)	30,508,000	30,508,000
	0.366% 05/12/16 (12/14/15) (a)(b)(c)	10,000,000	9,998,619
	0.376% 02/11/16 (12/11/15) (a)(b)(c)	41,673,000	41,673,000
Jupiter Securitization Co. LLC
	0.420% 12/23/15 (c)(d)	15,561,000	15,557,006
	0.430% 12/29/15 (c)(d)	26,829,000	26,820,027
Kells Funding LLC
	0.330% 12/11/15 (c)(d)	59,792,000	59,786,519
	0.420% 01/12/16 (c)(d)	43,000,000	42,978,930
Liberty Street Funding LLC
	0.380% 12/03/15 (c)(d)	22,167,000	22,166,532
	0.380% 12/07/15 (c)(d)	19,151,000	19,149,787
	0.380% 12/15/15 (c)(d)	46,000,000	45,993,202
	0.380% 12/21/15 (c)(d)	73,922,000	73,906,394
	0.380% 12/22/15 (c)(d)	50,000,000	49,988,917
	0.450% 04/04/16 (c)(d)	60,920,000	60,824,812
	0.450% 04/11/16 (c)(d)	20,000,000	19,967,000
	0.470% 04/18/16 (c)(d)	25,000,000	24,954,632
	0.480% 04/13/16 (c)(d)	20,000,000	19,964,267
Manhattan Asset Funding Co. LLC
	0.200% 12/09/15 (d)	69,109,000	69,105,928
	0.210% 12/07/15 (d)	23,347,000	23,346,183
	0.260% 12/09/15 (d)	53,975,000	53,971,881
	0.260% 12/17/15 (d)	23,529,000	23,526,281

3

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
MetLife Short Term Funding LLC
	0.220% 12/15/15 (c)(d)	53,746,000	53,741,402
Mont Blanc Capital Corp.
	0.330% 12/10/15 (c)(d)	39,362,000	39,358,753
Old Line Funding LLC
	0.370% 01/04/16 (12/04/15) (a)(b)(c)	32,439,000	32,439,000
	0.375% 01/05/16 (12/05/15) (a)(b)(c)	3,169,000	3,168,944
	0.380% 02/25/16 (c)(d)	43,516,000	43,476,497
	0.390% 02/01/16 (12/02/15) (a)(b)(c)	98,100,000	98,100,000
	0.397% 04/12/16 (12/12/15) (a)(b)(c)	55,000,000	55,000,000
	0.399% 01/04/16 (12/16/15) (a)(b)(c)	13,722,000	13,721,461
	0.402% 02/08/16 (12/09/15) (a)(b)(c)	131,000,000	131,000,000
	0.404% 02/16/16 (12/16/15) (a)(b)(c)	30,000,000	30,000,000
	0.480% 03/16/16 (c)(d)	58,994,000	58,910,622
	0.480% 04/05/16 (c)(d)	18,567,000	18,535,807
	0.520% 02/25/16 (c)(d)	7,214,000	7,205,039
Regency Markets No. 1 LLC
	0.130% 12/03/15 (c)(d)	132,623,000	132,622,042
Thunder Bay Funding LLC
	0.400% 12/28/15 (12/09/15) (a)(b)(c)	75,309,000	75,309,000
	0.400% 12/01/15 (c)	16,259,000	16,259,000
	0.460% 01/22/16 (c)(d)	24,780,000	24,763,535
	0.480% 03/09/16 (c)(d)	46,421,000	46,359,724
Victory Receivables Corp.
	0.200% 12/04/15 (c)(d)	2,889,000	2,888,952
	0.200% 12/10/15 (c)(d)	53,462,000	53,459,327
	0.230% 12/11/15 (c)(d)	4,706,000	4,705,699
	0.230% 12/16/15 (c)(d)	128,746,000	128,733,662
Working Capital Management Co.
	0.190% 12/17/15 (c)(d)	41,774,000	41,770,472
	0.230% 12/16/15 (c)(d)	59,000,000	58,994,346
	0.250% 12/14/15 (c)(d)	35,891,000	35,887,760
	Total Asset-Backed Commercial Paper (cost of $2,165,573,908)		2,165,573,908
Commercial Paper — 13.3%
ANZ National International Ltd.
	0.403% 12/29/15 (c)	87,572,000	87,572,000
	0.431% 05/24/16 (12/24/15) (a)(b)(c)	63,000,000	63,000,000
ASB Finance Ltd.
	0.417% 05/20/16 (12/21/15) (a)(b)(c)	52,870,000	52,870,485
	0.420% 02/22/16 (c)(d)	46,050,000	46,005,408
	0.484% 05/26/16 (12/29/15) (a)(b)(c)	48,543,000	48,543,000

4

		Par ($)	Value ($)
Commercial Paper — (continued)
Bank Nederlandse Gemeenten NV
	0.281% 12/10/15 (c)(d)	52,896,000	52,895,934
	0.360% 12/07/15 (c)(d)	2,800,000	2,799,832
BNZ International Funding Ltd.
	0.350% 02/02/16 (c)(d)	52,220,000	52,188,015
	0.352% 01/05/16 (12/07/15) (a)(b)(c)	67,868,000	67,868,000
	0.377% 03/14/16 (12/14/15) (a)(b)(c)	57,603,000	57,603,000
BPCE SA
	0.330% 12/17/15 (c)(d)	4,404,000	4,403,354
Caisse Centrale Desjardins du Quebec
	0.130% 12/04/15 (c)(d)	45,545,000	45,544,507
	0.150% 12/01/15 (c)	15,386,000	15,386,000
Coca-Cola Co.
	0.410% 04/21/16 (c)(d)	25,070,000	25,029,456
Collateralized Commercial Paper Co. LLC
	0.370% 12/01/15 (e)	25,000,000	25,000,000
	0.400% 12/14/15 (d)(e)	127,000,000	126,981,655
	0.520% 02/22/16 (d)(e)	62,000,000	61,925,669
Collateralized Commercial Paper II Co. LLC
	0.427% 01/14/16 (12/14/15) (a)(b)(c)(e)	2,416,000	2,416,093
Commonwealth Bank of Australia
	0.367% 03/15/16 (12/15/15) (a)(b)(c)	61,074,000	61,074,000
Danaher Corp.
	0.170% 12/03/15 (c)(d)	23,207,000	23,206,781
HSBC Bank PLC
	0.409% 05/18/16 (12/18/15) (a)(b)(c)	15,000,000	15,000,000
JP Morgan Securities LLC
	0.404% 05/10/16 (12/10/15) (a)(b)	75,000,000	75,000,000
	0.433% 02/29/16 (12/29/15) (a)(b)	25,000,000	25,000,000
	0.462% 06/13/16 (12/14/15) (a)(b)	35,000,000	35,000,000
National Bank of Canada
	0.365% 12/07/15 (c)	98,681,000	98,681,000
Nederlandse Waterschaps
	0.330% 12/07/15 (c)(d)	149,659,000	149,650,769
Toyota Credit Canada, Inc.
	0.430% 02/26/16 (d)	29,011,000	28,980,853
Toyota Credit Puerto Rico
	0.300% 12/23/15 (d)	21,506,000	21,502,057
	0.420% 02/16/16 (d)	29,614,000	29,587,397
Toyota Motor Credit Corp.
	0.273% 12/07/15 (12/02/15) (a)(b)	138,000,000	138,000,000
	0.400% 03/02/16 (d)	77,189,000	77,110,096

5

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.401% 02/23/16 (12/29/15) (a)(b)	73,000,000	73,000,000
	0.403% 02/29/16 (12/31/15) (a)(b)	90,000,000	90,000,000
Westpac Banking Corp.
	0.460% 05/05/16 (c)(d)	20,000,000	19,960,133
Westpac Securities NZ Ltd.
	0.286% 12/11/15 (c)	99,245,000	99,245,000
	0.287% 12/14/15 (c)	82,595,000	82,595,000
	0.350% 12/11/15 (c)(d)	24,339,000	24,336,634
	0.365% 02/08/16 (12/08/15) (a)(b)(c)	19,879,000	19,878,685
	Total Commercial Paper (cost of $2,024,840,813)		2,024,840,813
Time Deposits — 12.2%
Australia & New Zealand Banking Group Ltd.
	0.080% 12/01/15	210,585,000	210,585,000
Credit Agricole-Indosuez
	0.070% 12/01/15	308,742,000	308,742,000
Lloyds TSB Bank PLC
	0.060% 12/01/15	238,753,000	238,753,000
Natixis Paris
	0.060% 12/01/15	214,647,000	214,647,000
Skandinaviska Enskilda Banken AB
	0.060% 12/01/15	75,000,000	75,000,000
Swedbank AB
	0.060% 12/01/15	796,000,000	796,000,000
	Total Time Deposits (cost of $1,843,727,000)		1,843,727,000
Corporate Bonds — 0.5%
Canadian Imperial Bank of Commerce
	2.350% 12/11/15	23,879,000	23,891,714
Royal Bank of Canada
	0.556% 12/16/15	52,932,000	52,935,771
	Total Corporate Bonds (cost of $76,827,485)		76,827,485
Municipal Bonds(a)(f) — 0.5%
COLORADO — 0.1%
CO Housing & Finance Authority
	Multi-Family:
	Series 2004 A1,
	SPA: FHLB
	0.120% 10/01/34 (12/02/15)	7,345,000	7,345,000
	Series 2008 C1,
	SPA: FHLB
	0.120% 10/01/38 (12/02/15)	3,315,000	3,315,000

6

		Par ($)	Value ($)
Municipal Bonds(a)(f) — (continued)
COLORADO — (continued)
	Series 2005 B-1,
	SPA: FHLB
	0.120% 04/01/40 (12/02/15)	4,730,000	4,730,000
COLORADO TOTAL			15,390,000
ILLINOIS — 0.0%
IL University of Illinois
	Series 2014 C
	LOC: Northern Trust Company
	0.130% 04/01/44 (12/03/15)	4,570,000	4,570,000
ILLINOIS TOTAL			4,570,000
IOWA — 0.0%
IA Finance Authority
	Series 2007 G,
	SPA: FHLB
	0.160% 01/01/38 (12/03/15)	430,000	430,000
	Series 2009 G,
	SPA: FHLB
	0.180% 01/01/39 (12/04/15)	2,090,000	2,090,000
IOWA TOTAL			2,520,000
MASSACHUSETTS — 0.0%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.150% 10/01/22 (12/03/15)	3,780,000	3,780,000
MASSACHUSETTS TOTAL			3,780,000
NEW JERSEY — 0.1%
NJ North Hudson Sewerage Authority
	Series 2012
	LOC: TD Bank N.A.
	0.120% 06/01/44 (12/03/15)	9,750,000	9,750,000
NEW JERSEY TOTAL			9,750,000
NEW YORK — 0.2%
NY Housing Finance Agency
	Series 2015 B
	LOC: Landesbank Hessen-Thüringen:
	0.080% 11/01/44 (12/02/15)	25,765,000	25,765,000
	West 60th Realty LLC,
	Series 2014 B1
	LOC: Manufacturers & Traders:
	0.200% 05/01/46 (12/02/15)	6,475,000	6,475,000
NEW YORK TOTAL			32,240,000
WISCONSIN — 0.1%
WI Housing & Economic Development Authority
	Series 2005 E,
	SPA: BMO Harris Bank N.A.
	0.120% 03/01/36 (12/02/15)	2,955,000	2,955,000
	Series 2006 B,
	SPA: FHLB
	0.120% 09/01/37 (12/03/15)	3,490,000	3,490,000
	Series 2008 B

7

	Par ($)	Value ($)
Municipal Bonds(a)(f) — (continued)
WISCONSIN — (continued)
SPA: BMO Harris Bank N.A.
0.170% 03/01/33 (12/02/15)	1,830,000	1,830,000
WISCONSIN TOTAL		8,275,000
Total Municipal Bonds (cost of $76,525,000)		76,525,000
Government & Agency Obligation — 0.4%
U.S. Government Agency — 0.4%
Federal Farm Credit Bank
0.200% 01/13/16 (12/01/15) (a)(b)	57,730,000	57,729,657
U.S. GOVERNMENT AGENCIES TOTAL		57,729,657
Total Government & Agency Obligations (cost of $57,729,657)		57,729,657
Repurchase Agreements — 26.8%
Joint Repurchase Agreement Treasury & Agency Account, dated 11/30/15, due 12/01/15 (repurchase proceeds $1,657,608,711) (g)	1,657,603,000	1,657,603,000
Joint Repurchase Agreement Treasury Account, dated 11/31/15, due 12/01/15 (repurchase proceeds $238,177,721) (g)	238,177,000	238,177,000
Repurchase agreement with ABN Amro NV, dated 11/30/15, due 12/01/15 at 0.140%, collateralized by a U.S. Treasury obligation, U.S. Government Agency obligations and corporate bonds with various maturities to 06/01/42, market value $101,545,599 (repurchase proceeds $97,355,379)	97,355,000	97,355,000
Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 11/30/15, due 01/14/16 at 0.410%, collateralized by a common stock, preferred stocks, U.S. Treasury obligations and corporate bonds with various maturities to 03/30/43, market value $79,988,015 (repurchase proceeds $73,037,413) (h)	73,000,000	73,000,000
Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 11/30/15, due 12/01/15 at 0.290%, collateralized by common stocks, preferred stocks, U.S. Treasury obligations and corporate bonds with various maturities to 08/15/44, market value $33,287,760 (repurchase proceeds $30,131,243)	30,131,000	30,131,000
Repurchase agreement with Citigroup Global Markets, Inc., dated 11/30/15, due 12/01/15 at 0.190%, collateralized by common stocks, market value $98,571,988 (repurchase proceeds $90,393,477)	90,393,000	90,393,000

8

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/15, due 12/01/15 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/45, market value $198,605,273 (repurchase proceeds $194,710,541)	194,710,000	194,710,000
	Repurchase agreement with HSBC Bank PLC, dated 11/02/15 at 0.210%, collateralized by common stocks, market value $232,662,683 (b)(h)(i)	211,469,000	211,469,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/17/15 at 0.160%, collateralized by corporate bonds with various maturities to 07/23/25, market value $65,469,112 (b)(h)(i)	62,351,000	62,351,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/15, due 12/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/42, market value $17,705,108 (repurchase proceeds $17,355,053)	17,355,000	17,355,000
	Repurchase agreement with ING Financial Markets LLC, dated 11/30/15, due 12/01/15 at 0.210%, collateralized by common stocks and exchange-traded funds, market value $32,553,358 (repurchase proceeds $30,131,176)	30,131,000	30,131,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 09/04/15, due 12/03/15 at 0.580%, collateralized by corporate bonds with various maturities to 05/01/32, market value $17,454,673 (repurchase proceeds $15,867,975)	15,845,000	15,845,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 09/21/15, due 12/21/15 at 0.576%, collateralized by corporate bonds with various maturities to 05/01/32, market value $17,777,230 (repurchase proceeds $16,165,503)	16,142,000	16,142,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 11/30/15, due 02/29/16 at 0.617%, collateralized by common stocks, exchange-traded funds and corporate bonds with various maturities to 04/01/63, market value $380,349,804 (repurchase proceeds $346,539,635) (h)	346,000,000	346,000,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/30/15, due 12/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/45, market value $367,418,383 (repurchase proceeds $360,214,101)	360,213,000	360,213,000

9

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with RBC Capital Markets, dated 10/02/15, due 12/01/15 at 0.290%, collateralized by common stocks and an exchange-traded fund, market value $92,226,014 (repurchase proceeds $84,213,684) (h)	84,173,000	84,173,000
	Repurchase agreement with RBC Capital Markets, dated 11/30/15, due 01/29/16 at 0.240%, collateralized by corporate bonds with various maturities to 11/24/25, market value $264,899,061 (repurchase proceeds $252,383,913) (h)	252,283,000	252,283,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 10/09/15, due 01/07/16 at 0.530%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 06/15/29, market value $43,933,699 (repurchase proceeds $38,867,431)	38,816,000	38,816,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/24/15, due 12/01/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/45, market value $115,019,030 (repurchase proceeds $112,763,754)	112,762,000	112,762,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/30/15, due 12/01/15 at 0.210%, collateralized by common stocks and preferred stocks, market value $107,082,542 (repurchase proceeds $97,355,568)	97,355,000	97,355,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/30/15, due 12/07/15 at 0.290%, collateralized by common stocks and preferred stocks, market value $35,693,139 (repurchase proceeds $32,453,830)	32,452,000	32,452,000
	Total Repurchase Agreements (cost of $4,058,716,000)		4,058,716,000

	Total Investments(j) — 100.0% (cost of $15,150,944,511)		15,150,944,511

	Other Assets & Liabilities, Net — 0.0%		356,123

	Net Assets — 100.0%		15,151,300,634

10

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                 Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$4,847,004,648	$—	$4,847,004,648
Total Asset-Backed Commercial Paper	—	2,165,573,908	—	2,165,573,908
Total Commercial Paper	—	2,024,840,813	—	2,024,840,813
Total Time Deposits	—	1,843,727,000	—	1,843,727,000
Total Corporate Bonds	—	76,827,485	—	76,827,485
Total Municipal Bonds	—	76,525,000	—	76,525,000
Total Government & Agency Obligations	—	57,729,657	—	57,729,657
Total Repurchase Agreements	—	4,058,716,000	—	4,058,716,000
Total Investments	$—	$15,150,944,511	$—	$15,150,944,511

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2015.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities, which are not illiquid, amounted to $3,213,376,721 or 21.2% of net assets for the Fund.

(d)	The rate shown represents the discount rate at the date of purchase.

11

(e)	Collateralized commercial paper.

(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(g)

See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account and the Joint Repurchase Agreement Treasury & Agency Account.

(h)	This security is subject to a demand feature.

(i)	Open repurchase agreement with no specific maturity date.

(j)	Cost for federal income tax purposes is $15,150,944,511.

Joint Repurchase Agreement Treasury Account - At November 30, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account ($2,898,000,000 total principal amount) with a maturity date of 12/01/2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$128,795,000	$128,795,391	$131,371,305
BofA Money Market Reserves	238,177,000	238,177,721	242,941,288
BofA Treasury Reserves	2,516,028,000	2,516,035,616	2,566,356,464
BofA Government Plus Reserves	15,000,000	15,000,045	15,300,047
Total	$2,898,000,000	$2,898,008,773	$2,955,969,104

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.10	$67,775,146	$125,334,688	$1,323,996,791	$7,893,375	$1,525,000,000
RBC Capital Markets	0.08	1,644,381	3,040,907	32,123,201	191,511	37,000,000
Societe Generale NY	0.12	24,443,496	45,202,674	477,507,039	2,846,791	550,000,000
Wells Fargo Securities, LLC	0.12	34,931,977	64,598,731	682,400,969	4,068,323	786,000,000
Total		$128,795,000	$238,177,000	$2,516,028,000	$15,000,000	$2,898,000,000

At November 30, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 05/15/2045, market value $2,955,969,104.

Joint Repurchase Agreement Treasury & Agency Account - At November 30, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury & Agency Account ($3,095,000,000 total principal amount) with a maturity date of 12/01/2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$800,000,000	$800,002,756	$816,002,812
BofA Money Market Reserves	1,657,603,000	1,657,608,711	1,690,760,886
BofA Government Plus Reserves	637,397,000	637,399,196	650,147,180
Total	$3,095,000,000	$3,095,010,663	$3,156,910,878

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury &Agency Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.12%	$560,904,685	$1,162,196,611	$446,898,704	$2,170,000,000
RBC Capital Markets	0.10	38,772,213	80,336,171	30,891,616	150,000,000
Societe Generale NY	0.14	45,234,249	93,725,533	36,040,218	175,000,000
Wells Fargo Securities, LLC	0.14	155,088,853	321,344,685	123,566,462	600,000,000
Total		$800,000,000	$1,657,603,000	$637,397,000	$3,095,000,000

12

At November 30, 2015, the Joint Repurchase Agreement Treasury & Agency Account was fully collateralized by U.S. Government Agency obligations with various maturities to 12/01/2045, market value $3,156,910,878.

Acronym	Name

FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

13

INVESTMENT PORTFOLIO

November 30, 2015 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 81.4%
ARIZONA — 0.2%
AZ Pinal County Industrial Development Authority
	DA Holdings LLC,
	Series 2002 AMT,
	LOC: Wells Fargo Bank N.A.
	0.040% 10/01/22 (12/03/15) (a)(b)	2,100,000	2,100,000
ARIZONA TOTAL			2,100,000
ARKANSAS — 0.5%
AR Development Finance Authority
	MERLOTS,
	Series 2007 C106, AMT,
	DPCE: GNMA/FNMA,
	SPA: Wells Fargo Bank N.A.:
	0.330% 01/01/35 (12/02/15) (a)(b)(c)	20,000	20,000
	Paco Steel & Engineering Corp.,
	Series 1995 AMT,
	LOC: Wells Fargo Bank N.A.
	0.140% 12/01/15 (12/04/15) (a)(b)	5,630,000	5,630,000
ARKANSAS TOTAL			5,650,000
CALIFORNIA — 1.9%
CA Golden Empire Schools Financing Authority
	Kern High School District
	Series 2015
	0.210% 05/01/16 (12/03/15) (a)(d)	7,475,000	7,475,069
CA Oxnard Housing Authority
	Seawind Apartments Ltd.,
	Series 1990 A, AMT,
	DPCE: FNMA
	0.030% 12/01/20 (12/02/15) (a)(d)	3,175,000	3,175,000
CA Statewide Communities Development Authority
	JTF Enterprises LLC,
	Series 1996 A AMT,
	LOC: Wells Fargo Bank N.A.
	0.080% 09/01/16 (12/02/15) (a)(b)	3,000,000	3,000,000
	Painted Turtle Gang Foundation,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	0.010% 04/01/33 (12/03/15) (a)(b)	1,800,000	1,800,000
	Series 2010 B
	SPA: Royal Bank of Canada
	0.070% 11/01/40 (12/03/15) (a)(b)	5,000,000	5,000,000
CALIFORNIA TOTAL			20,450,069
COLORADO — 1.7%
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.150% 01/01/17 (12/03/15) (a)(b)	610,000	610,000
CO RBC Municipal Products, Inc. Trust

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	Series 2015 E-55,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 04/01/19 (12/03/15) (a)(b)(c)	7,100,000	7,100,000
CO RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.160% 08/01/18 (12/03/15) (a)(b)(c)	10,000,000	10,000,000
COLORADO TOTAL			17,710,000
CONNECTICUT — 1.1%
CT Groton
	Series 2015
	2.000% 10/05/16	7,000,000	7,088,160
CT Killingly
	Series 2015
	2.000% 04/28/16	1,000,000	1,006,899
CT Stafford
	Series 2015
	2.000% 08/03/16	3,600,000	3,635,618
CONNECTICUT TOTAL			11,730,677
DELAWARE — 0.6%
DE University of Delaware
	Series 2013 C
	0.700% 11/01/37 (05/01/16) (a)(d)	6,000,000	6,007,570
DELAWARE TOTAL			6,007,570
DISTRICT OF COLUMBIA — 3.0%
DC Columbia Enterprise Zone Revenue
	House on F Street LLC,
	Series 2001, AMT,
	LOC: Bank of New York Mellon
	0.050% 05/01/16 (12/03/15) (a)(b)	15,000,000	15,000,000
DC District of Columbia
	Medstar Health, Inc.,
	Series 1998 A
	LOC: TD Bank N.A.
	0.010% 08/15/38 (12/02/15) (a)(b)	10,250,000	10,250,000
DC Eclipse Funding Trust
	Series 2007
	LOC: U.S. Bank N.A.
	LIQ FAC: U.S. Bank N.A.
	0.110% 10/01/26 (12/10/15) (a)(b)(c)	6,280,000	6,280,000
DISTRICT OF COLUMBIA TOTAL			31,530,000
FLORIDA — 2.9%
FL Hillsborough County Industrial Development Authority
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Company

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	0.300% 12/01/16 (12/02/15) (a)(b)	4,250,000	4,250,000
FL RBC Municipal Products, Inc. Trust
	Series 2015 E-56
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 01/09/17 (12/03/15) (a)(b)(c)	2,500,000	2,500,000
	Series 2015 E-65
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 01/09/17 (12/03/15) (a)(b)(c)	2,200,000	2,200,000
	Series 2015 E-66
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 01/09/17 (12/03/15) (a)(b)(c)	13,200,000	13,200,000
FL RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.140% 05/01/18 (12/03/15) (a)(b)(c)	7,840,000	7,840,000
FLORIDA TOTAL			29,990,000
GEORGIA — 3.7%
GA Atkinson/Coffee Counties Joint Development Authority
	Langboard Inc,
	Series 2008 AMT,
	LOC: Wells Fargo Bank N.A.
	0.050% 11/01/33 (12/03/15) (a)(b)	5,250,000	5,250,000
GA Bartow County Development Authority
	Series 2014 AMT,
	LOC: Comerica Bank
	0.090% 10/01/34 (12/03/15) (a)(b)	3,135,000	3,135,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.170% 10/01/21 (12/03/15) (a)(b)	1,240,000	1,240,000
GA Gwinnett County Development Authority
	KMD Group LLC,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.160% 02/01/32 (12/02/15) (a)(b)	2,570,000	2,570,000
GA Main Street Natural Gas, Inc.
	Series 2010 A1
	GTY AGMT: Royal Bank of Canada
	SPA: Royal Bank of Canada
	0.070% 08/01/40 (12/03/15) (a)(b)	11,000,000	11,000,000
	Series 2010 A2
	GTY AGMT: Royal Bank of Canada
	SPA: Royal Bank of Canada
	0.070% 08/01/40 (12/03/15) (a)(b)	10,940,000	10,940,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.070% 11/01/27 (12/03/15) (a)(b)	3,590,000	3,590,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.070% 09/01/19 (12/03/15) (a)(b)	1,000,000	1,000,000
GEORGIA TOTAL			38,725,000
IDAHO — 1.2%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 09/01/21 (12/03/15) (a)(b)	1,830,000	1,830,000
ID Housing & Finance Association
	Balmoral II LP,
	Series 2001, AMT,
	LOC: U.S. Bank N.A.
	0.030% 04/01/33 (12/01/15) (a)(b)	3,805,000	3,805,000
ID State
	Series 2015
	2.000% 06/30/16	7,200,000	7,271,092
IDAHO TOTAL			12,906,092
ILLINOIS — 3.2%
IL Chicago
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.140% 04/01/36 (12/03/15) (a)(b)	3,830,000	3,830,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.140% 01/01/39 (12/03/15) (a)(b)	3,270,000	3,270,000
IL Finance Authority
	Concordia Place Apartrments LP,
	Series 2013 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.200% 01/01/34 (12/03/15) (a)(b)	10,915,000	10,915,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.140% 05/01/18 (12/03/15) (a)(b)	520,000	520,000
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	DPCE: FHLMC:
	0.200% 10/01/23 (12/03/15) (a)(b)	8,565,000	8,565,000
IL Housing Development Authority
	Pontiac Tower Associates III,
	Series 2005, AMT,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	LOC: BMO Harris Bank N.A.
	0.200% 09/01/35 (12/03/15) (a)(b)	3,190,000	3,190,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: BMO Harris Bank N.A.
	0.200% 10/01/35 (12/03/15) (a)(b)	3,075,000	3,075,000
ILLINOIS TOTAL			33,365,000
INDIANA — 0.2%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.460% 08/01/17 (12/03/15) (a)(b)	600,000	600,000
IN Huntingburg
	Lincoln Village LP,
	Series 2000 AMT,
	LOC: FHLB
	0.170% 07/01/35 (12/03/15) (a)(b)	1,850,000	1,850,000
INDIANA TOTAL			2,450,000
KANSAS — 1.1%
KS Olathe
	Diamant Boart, Inc.,
	Series 1997 A, AMT,
	LOC: Svenska Handelsbanken
	0.160% 03/01/27 (12/04/15) (a)(b)	1,000,000	1,000,000
KS Wichita
	Flightsafety International, Inc.,
	Series 2003 AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	0.020% 11/01/23 (12/03/15) (a)(b)	10,860,000	10,860,000
KANSAS TOTAL			11,860,000
KENTUCKY — 1.3%
KY Campbellsville-Taylor County Economic Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.300% 05/01/31 (12/02/15) (a)(b)	7,410,000	7,410,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.170% 06/01/26 (12/03/15) (a)(b)	2,090,000	2,090,000
KY Louisville/Jefferson County Metropolitan Government
	Zeochem LLC,
	Series 2001
	LOC: UBS AG

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
	0.110% 08/01/21 (12/03/15) (a)(b)	3,625,000	3,625,000
KENTUCKY TOTAL			13,125,000
LOUISIANA — 0.5%
LA Calcasieu Parish Industrial Development Board, Inc.
	Hydroserve Westlake LLC,
	Series 1999, AMT,
	LOC: JPMorgan Chase Bank
	0.110% 12/01/24 (12/02/15) (a)(b)	5,100,000	5,100,000
LOUISIANA TOTAL			5,100,000
MARYLAND — 3.1%
MD Carroll County
	Shelters Systems, Ltd.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.070% 07/01/24 (12/03/15) (a)(b)	3,000,000	3,000,000
MD Community Development Administration
	Series 2006 G AMT,
	SPA: State Street Bank & Trust Co.
	0.010% 09/01/40 (12/03/15) (a)(b)	7,400,000	7,400,000
MD Health & Higher Educational Facilities Authority
	Bishop Mcnamara High School,
	Series 2007
	LOC: PNC Bank N.A.
	0.020% 07/01/32 (12/04/15) (a)(b)	4,305,000	4,305,000
	Peninsula Regional Medical Center,
	Series 1985 B,
	LOC: TD Bank N.A.
	0.010% 04/01/35 (12/02/15) (a)(b)	17,800,000	17,800,000
MARYLAND TOTAL			32,505,000
MASSACHUSETTS — 1.6%
MA Clipper Tax-Exempt Certificate Trust
	MA Bay Transportation Authority
	Series 2007
	LIQ FAC: State Street Bank & Trust Co.
	0.040% 07/01/27 (12/03/15) (a)(b)	3,800,000	3,800,000
MA Framingham
	Series 2014
	5.000% 12/01/15	1,479,000	1,479,000
MA Haverhill
	Series 2015
	Insured: State Aid Withholding
	2.000% 12/01/16 (e)	1,700,000	1,723,647
MA Health & Educational Facilities Authority
	Tufts University,
	Series 2008 N-2,
	SPA: Wells Fargo Bank N.A.

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.010% 08/15/34 (12/01/15) (a)(b)	400,000	400,000
MA Lawrence
	Series 2014 A
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 12/01/15	4,000,000	4,000,000
	Series 2015 A
	Insured: State Aid Withholding
	1.750% 09/01/16	3,000,000	3,028,717
MA Salisbury
	Series 2015
	2.000% 09/15/16	2,200,000	2,229,083
MASSACHUSETTS TOTAL			16,660,447
MICHIGAN — 4.4%
MI Higher Education Facilities Authority
	Albion College,
	Series 2006
	LOC: JPMorgan Chase Bank
	0.010% 11/01/36 (12/03/15) (a)(b)	3,000,000	3,000,000
MI Housing Development Authority
	Series 2007 F AMT,
	SPA: PNC Bank N.A.
	0.040% 12/01/38 (12/02/15) (a)(b)	80,000	80,000
	Series 2008 A, AMT,
	SPA: JPMorgan Chase Bank
	0.050% 10/01/37 (12/01/15) (a)(b)	14,855,000	14,855,000
	Series 2008 C AMT,
	SPA: Bank Tokyo-Mitsubishi UFJ
	0.020% 04/01/23 (12/02/15) (a)(b)	2,775,000	2,775,000
MI Kent Hospital Finance Authority
	Spectrum Health,
	Series 2008 C,
	LOC: Bank of New York
	0.010% 01/15/26 (12/02/15) (a)(b)	20,000,000	20,000,000
MI Rochester Community School District
	Series 2012
	3.000% 05/01/16	1,300,000	1,313,455
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.460% 02/01/16 (12/02/15) (a)(b)	200,000	200,000
MI Strategic Fund
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	0.210% 12/01/27 (12/03/15) (a)(b)	4,290,000	4,290,000
MICHIGAN TOTAL			46,513,455
MINNESOTA — 4.3%
MN Bemidji Independent School District No 31
	Series 2013 A
	Credit Support: Minnesota School District Credit Enhancement Program
	4.000% 04/01/16	2,030,000	2,054,923
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.150% 11/01/20 (12/03/15) (a)(b)	980,000	980,000
MN Fergus Falls Independent School District No 544
	Series 2015
	Credit Support: Minnesota School District Credit Enhancement Program
	2.000% 09/09/16	2,700,000	2,731,149
MN Fulda Independent School District No. 505
	Series 2015 A
	Credit Support: Minnesota School District Credit Enhancement Program
	2.000% 09/30/16	1,000,000	1,011,552
MN Holdingford Independent School District No 738
	Series 2015
	Credit Support: Minnesota School District Credit Enhancement Program
	2.000% 09/02/16	1,000,000	1,011,251
MN Housing Finance Agency
	Series 2007 S AMT,
	SPA: Wells Fargo Bank N.A.
	0.050% 07/01/38 (12/03/15) (a)(b)	5,000,000	5,000,000
MN Oakdale
	Cottages of Aspen LP,
	Series 2008 AMT,
	LOC: FHLMC
	0.060% 06/01/45 (12/03/15) (a)(b)	7,000,000	7,000,000
MN Office of Higher Education
	Series 2008 B, AMT,
	LOC: U.S. Bank N.A.
	0.010% 12/01/43 (12/03/15) (a)(b)	7,750,000	7,750,000
	Series 2011 B AMT,
	LOC: State Street Bank & Trust Co.
	0.010% 10/01/46 (12/03/15) (a)(b)	16,000,000	16,000,000
MN St. James Independent School District No 840
	Series 2015 A
	Insured: SD Credit Program

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	2.000% 09/30/16	1,450,000	1,464,931
MINNESOTA TOTAL			45,003,806
MISSISSIPPI — 0.6%
MS Business Finance Corp.
	Chevron U.S.A., Inc.:
	Series 2010 G,
	GTY AGMT: Chevron Corp.
	0.010% 11/01/35 (12/01/15) (a)(b)	2,000,000	2,000,000
	Series 2011 D,
	GTY AGMT: Chevron Corp.
	0.010% 11/01/35 (12/01/15) (a)(b)	2,500,000	2,500,000
	Hamlin Sheet Metal Co., Inc.
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.120% 03/01/25 (12/03/15) (a)(b)	2,010,000	2,010,000
MISSISSIPPI TOTAL			6,510,000
MISSOURI — 2.1%
MO Eclipse Funding Trust
	Series 2006
	LOC: U.S. Bank N.A.
	LIQ FAC: U.S. Bank N.A.
	0.100% 04/28/16 (02/04/16) (a)(b)(c)	14,835,000	14,835,000
MO Platte County Industrial Development Authority
	JJJ Enterprise LLC,
	Series 2007 A AMT,
	LOC: U.S. Bank N.A.
	0.030% 01/01/39 (12/03/15) (a)(b)	6,195,000	6,195,000
MO Springfield Industrial Development Authority
	DMP Properties LLC,
	Series 2001 AMT,
	LOC: FHLB
	0.060% 08/01/21 (12/03/15) (a)(b)	1,155,000	1,155,000
MISSOURI TOTAL			22,185,000
NEBRASKA — 0.3%
NE Omaha Public Power District
	Series A
	0.100% 01/12/16	3,200,000	3,200,000
NEBRASKA TOTAL			3,200,000
NEVADA — 0.6%
NV Housing Division
	Sdashs Apartments Ltd.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.160% 04/01/35 (12/03/15) (a)(b)	3,000,000	3,000,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of NY Mellon

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — (continued)
	0.020% 06/01/42 (12/01/15) (a)(b)	3,010,000	3,010,000
NV Sparks
	Rix Industries,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 07/01/27 (12/03/15) (a)(b)	775,000	775,000
NEVADA TOTAL			6,785,000
NEW HAMPSHIRE — 0.7%
NH Health & Education Facilities Authority
	Series 2011 B AMT,
	LOC: Royal Bank of Canada
	0.050% 12/01/32 (12/03/15) (a)(b)	7,379,000	7,379,000
NEW HAMPSHIRE TOTAL			7,379,000
NEW JERSEY — 5.4%
NJ Borough of Beachwood
	Series 2015
	1.000% 03/09/16	2,000,000	2,003,122
NJ Elizabeth
	Series 2015
	2.000% 04/01/16	1,080,000	1,085,557
NJ RBC Municipal Products, Inc. Trust
	Series 2015 E-61
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 06/28/16 (12/03/15) (a)(b)(c)	20,000,000	20,000,000
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.140% 07/03/17 (12/03/15) (a)(b)(c)	30,455,000	30,455,000
NJ Township of Readington
	Series 2015
	1.000% 02/04/16	3,525,000	3,529,080
NEW JERSEY TOTAL			57,072,759
NEW YORK — 8.9%
NY Ballston Spa Central School District
	Series 2015 B
	Insured: State Aid Withholding
	2.000% 09/23/16	2,681,000	2,711,694
NY Bedford Central School District
	Series 2015
	Insured: State Aid Withholding
	1.000% 07/15/16	3,500,000	3,508,729
NY City Water & Sewer System
	Series 2007 BB-1,
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.010% 06/15/36 (12/03/15) (a)(b)	3,250,000	3,250,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY East Syracuse-Minoa Central School District
	Series 2015
	Insured: State Aid Withholding
	1.500% 06/30/16	4,883,630	4,917,531
NY Fayetteville-Manlius Central School District
	Series 2015
	Insured: State Aid Withholding
	1.250% 06/30/16	6,500,000	6,525,428
NY Glens Falls City School District
	Series 2015
	Insured: State Aid Withholding
	1.250% 06/29/16	4,000,000	4,013,263
NY Grand Island
	Series 2015
	1.500% 10/13/16	5,000,000	5,043,021
NY Greece Central School District
	Series 2015
	Insured: State Aid Withholding
	1.250% 06/24/16	1,600,000	1,607,351
NY Housing Finance Agency
	Durst Pyramid LLC,
	Series 2015 A-1
	LOC: Bank of New York Mellon
	0.010% 05/01/49 (12/02/15) (a)(b)	18,390,000	18,390,000
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen:
	0.020% 11/01/38 (12/02/15) (a)(b)	11,050,000	11,050,000
	L&M Prospect Plaza LLC,
	Series 2007 A AMT,
	LOC: Citibank N.A.
	0.030% 11/01/39 (12/02/15) (a)(b)	5,000,000	5,000,000
NY Longwood Central School District Suffolk County
	Series 2015
	Insured: State Aid Withholding
	2.000% 06/17/16	3,325,000	3,354,531
NY New York City
	Series 2004 H-4,
	LOC: Bank of New York
	0.010% 03/01/34 (12/01/15) (a)(b)	6,400,000	6,400,000
	Series 2012 A-3,
	LOC: Mizuho Corporate Bank
	0.010% 10/01/40 (12/01/15) (a)(b)	1,350,000	1,350,000
NY North Shore Central School District
	Series 2015
	Insured: State Aid Withholding
	1.500% 06/21/16	5,000,000	5,024,765
NY Shenendehowa Central School District
	Series 2015

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Insured: State Aid Withholding
	1.500% 06/24/16	3,612,551	3,633,184
NY Town of Cheektowaga
	Series 2015
	1.000% 07/14/16	2,018,000	2,024,697
NY White Plains City School District
	Series 2015
	Insured: State Aid Withholding
	0.490% 06/25/16	5,400,000	5,400,000
NEW YORK TOTAL			93,204,194
NORTH CAROLINA — 3.4%
NC Capital Facilities Finance Agency
	Duke University
	0.070% 01/14/16	3,116,000	3,116,000
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	0.070% 12/01/21 (12/03/15) (a)(b)	1,550,000	1,550,000
NC Charlotte-Mecklenburg Hospital Authority
	Series 2007 E,
	LOC: TD Bank N.A.
	0.010% 01/15/44 (12/03/15) (a)(b)	11,720,000	11,720,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.070% 04/01/26 (12/03/15) (a)(b)	2,750,000	2,750,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.150% 07/01/21 (12/03/15) (a)(b)	900,000	900,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 10/01/19 (12/03/15) (a)(b)	600,000	600,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.150% 01/01/28 (12/03/15) (a)(b)	3,695,000	3,695,000
NC Stanly County Industrial Facilities & Pollution Control Financing Authority
	Chicago Tube & Iron Co.,
	Series 2008,
	LOC: JPMorgan Chase Bank

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.110% 04/01/18 (12/03/15) (a)(b)	2,690,000	2,690,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.070% 03/01/27 (12/03/15) (a)(b)	8,500,000	8,500,000
NORTH CAROLINA TOTAL			35,521,000
NORTH DAKOTA — 0.2%
ND Housing Finance Agency
	Meadowlark Heights Apts
	Series 2015
	0.400% 09/01/16	2,000,000	2,000,000
NORTH DAKOTA TOTAL			2,000,000
OHIO — 0.5%
OH Cuyahoga County
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.090% 04/01/25 (12/03/15) (a)(b)	1,910,000	1,910,000
OH Solon
	JTM Products, Inc., Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.110% 06/01/21 (12/03/15) (a)(b)	815,000	815,000
OH State
	Series 2014
	1.000% 12/15/15	2,500,000	2,500,679
OHIO TOTAL			5,225,679
OREGON — 2.2%
OR Business Development Commission
	Murphy Co.,
	Series 2011 230, AMT,
	LOC: U.S. Bank N.A.
	0.040% 04/01/41 (12/02/15) (a)(b)	6,000,000	6,000,000
OR Housing & Community Services Department
	Series 2015 C, AMT
	SPA: State Street Bank & Trust Co.
	0.020% 07/01/45 (12/03/15) (a)(b)	13,500,000	13,500,000
OR State
	SPA: U.S. Bank N.A.
	0.010% 12/01/36 (12/02/15)	3,585,000	3,585,000
OREGON TOTAL			23,085,000
PENNSYLVANIA — 3.0%
PA Bucks County Industrial Development Authority
	Grand View Hospital,
	Series 2008 A,

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	LOC: TD Bank N.A.
	0.010% 07/01/34 (12/03/15) (a)(b)	5,700,000	5,700,000
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.140% 04/01/22 (12/03/15) (a)(b)	700,000	700,000
PA Housing Finance Agency
	Series 2015 AMT,
	0.750% 10/01/16	1,295,000	1,296,717
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.140% 12/01/15 (12/03/15) (a)(b)	1,700,000	1,700,000
PA Luzerne County Industrial Development Authority
	Series 2005,
	LOC: PNC Bank N.A.
	0.020% 11/01/26 (12/03/15) (a)(b)	4,125,000	4,125,000
PA RBC Municipal Products, Inc. Trust
	Series 2015 E-53
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 12/01/18 (12/03/15) (a)(b)(c)	17,700,000	17,700,000
PENNSYLVANIA TOTAL			31,221,717
SOUTH CAROLINA — 1.0%
SC Jobs-Economic Development Authority
	Bondex/Hightower Group Obligated Group,
	Series 2007 AMT,
	LOC: Branch Banking & Trust
	0.240% 06/01/23 (12/03/15) (a)(b)	1,220,000	1,220,000
	DCS Diversified Coating,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	0.070% 04/01/17 (12/03/15) (a)(b)	450,000	450,000
	Dorris Properties LLC,
	Series 2006 AMT,
	LOC: TD Bank N.A.
	0.160% 07/01/32 (12/03/15) (a)(b)	2,400,000	2,400,000
SC York County School District No.3 Rock Hill
	Series 2015
	DPCE: South Carolina School District Credit Enhancement Program
	2.000% 09/30/16	6,325,000	6,407,638
SOUTH CAROLINA TOTAL			10,477,638
SOUTH DAKOTA — 1.5%
SD Housing Development Authority
	Series 2007 I, AMT,

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH DAKOTA — (continued)
	SPA: FHLB
	0.030% 05/01/38 (12/03/15) (a)(b)	16,000,000	16,000,000
SOUTH DAKOTA TOTAL			16,000,000
TENNESSEE — 0.5%
TN Metropolitan Government Nashville & Davidson County
	Health & Educational Facilities Board,
	Pedcor Investments-2006-XCII LP,
	Series 2006 A, AMT,
	LOC: U.S. Bank N.A.
	0.030% 12/01/41 (12/03/15) (a)(b)	5,000,000	5,000,000
TENNESSEE TOTAL			5,000,000
TEXAS — 8.8%
TX Gulf Coast Industrial Development Authority
	Exxon Mobil Corp.,
	Series 2012,
	0.010% 11/01/41 (12/01/15) (a)(d)	2,540,000	2,540,000
TX Port of Port Arthur Navigation District
	DPCE: Total S.A.:
	Series 1998, AMT,
	0.040% 05/01/33 (12/02/15) (a)(d)	17,825,000	17,825,000
	Series 2000 B, AMT,
	0.040% 05/01/35 (12/02/15) (a)(d)	10,000,000	10,000,000
TX Public Finance Authority
	0.040% 01/06/16	5,900,000	5,900,000
TX RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.160% 07/01/18 (12/03/15) (a)(b)(c)	9,500,000	9,500,000
TX State
	Series 2002 A-2 AMT,
	SPA: Landesbank Hessen-Thuringen:
	0.030% 06/01/25 (12/02/15) (a)(b)	7,230,000	7,230,000
	0.030% 06/01/33 (12/02/15) (a)(b)	8,650,000	8,650,000
	Series 2003 A, AMT,
	LOC: Landesbank Hessen-Thuringen
	0.030% 06/01/34 (12/02/15) (a)(b)	9,600,000	9,600,000
TX University of Texas
	Series 2008 A
	0.010% 07/01/38 (12/03/15) (a)(d)	21,300,000	21,300,000
TEXAS TOTAL			92,545,000
VIRGINIA — 0.1%
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
	0.170% 09/01/26 (12/03/15) (a)(b)	1,100,000	1,100,000
VIRGINIA TOTAL			1,100,000
WASHINGTON — 3.2%
WA Benton County School District No 17 Kennewick
	Washington State School Board Credit Enhancement Program
	Series 2009
	5.000% 12/01/15	1,360,000	1,360,000
WA Eclipse Funding Trust
	King County,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.060% 12/01/31 (12/03/15) (a)(b)(c)	9,945,000	9,945,000
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.150% 08/01/26 (12/03/15) (a)(b)	2,220,000	2,220,000
WA Pierce County Economic Development Corp.
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.200% 12/01/36 (12/03/15) (a)(b)	1,805,000	1,805,000
WA Port of Grays Harbor Industrial Development Corp.
	Murphy Co.,
	Series 2007 AMT,
	LOC: U.S. Bank N.A.
	0.050% 11/01/26 (12/03/15) (a)(b)	10,000,000	10,000,000
WA Port of Seattle Industrial Development Corp.
	Crowley Marine Services,
	Series 2001, AMT,
	LOC: DNB NOR Bank ASA
	0.080% 12/31/21 (12/02/15) (a)(b)	8,700,000	8,700,000
WASHINGTON TOTAL			34,030,000
WEST VIRGINIA — 0.3%
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.010% 12/01/42 (12/03/15) (a)(b)	3,000,000	3,000,000
WEST VIRGINIA TOTAL			3,000,000
WISCONSIN — 1.4%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
	0.200% 07/01/20 (12/04/15) (a)(b)	1,665,000	1,665,000
WI Plymouth
	Wisconsin Plastic Products/WIPP Obligated Group,
	Series 1998 AMT,
	LOC: FHLB
	0.060% 05/01/18 (12/03/15) (a)(b)	1,070,000	1,070,000
WI RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.140% 05/01/18 (12/03/15) (a)(b)(c)	10,370,000	10,370,000
WI Sheboygan Falls
	HTT/Landmark HTT Obligated Group,
	Series 2007 A AMT,
	LOC: U.S. Bank N.A.
	0.060% 01/01/32 (12/03/15) (a)(b)	1,890,000	1,890,000
WISCONSIN TOTAL			14,995,000
WYOMING — 0.2%
WY Sweetwater County
	PacifiCorp,
	Series 1995, AMT,
	LOC: Bank of Nova Scotia
	0.010% 11/01/25 (12/01/15) (a)(b)	2,300,000	2,300,000
	WYOMING TOTAL		2,300,000
	Total Municipal Bonds (cost of $856,219,103)		856,219,103

Closed-End Investment Companies — 18.7%
OTHER — 18.7%
Nuveen Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.100% 12/01/40 (12/03/15) (a)(b)(c)	85,000,000	85,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.090% 03/01/40 (12/03/15) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010,
	LIQ FAC: JPMorgan Chase Bank
	0.090% 12/01/40 (12/03/15) (a)(b)(c)	34,600,000	34,600,000
OTHER TOTAL			196,800,000
	Total Closed-End Investment Companies (cost of $196,800,000)		196,800,000

17

Total Investments — 100.1% (cost of $1,053,019,103)(f)	1,053,019,103

Other Assets & Liabilities, Net — (0.1)%	(1,179,569)

Net Assets — 100.0%	1,051,839,534

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*              Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•               Level 1 — Prices determined using quoted prices in active markets for identical assets.

•               Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•               Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$856,219,103	$—	$856,219,103
Total Closed-End Investment Companies	—	196,800,000	—	196,800,000
Total Investments	$—	$1,053,019,103	$—	$1,053,019,103

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

18

(a)      Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)      Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(c)       Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities, which are not illiquid, amounted to $358,745,000 or 34.1% of net assets for the Fund.

(d)      Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(e)       Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)        Cost for federal income tax purposes is $1,053,019,103.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts - Liquidity Optional Tender Series
RIB	Residual Interest Bond
SPA	Stand-by Purchase Agreement

19

INVESTMENT PORTFOLIO

November 30, 2015 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 93.6%
NEW YORK — 93.6%
NY Amherst Development Corp.
	Asbury Pointe, Inc.,
	Series 2011 A,
	LOC: M&T Bank
	0.030% 02/01/35 (12/03/15) (a)(b)	3,760,000	3,760,000
NY Bedford Central School District
	Series 2015
	Insured: State Aid Withholding
	1.250% 07/15/16	1,704,110	1,709,875
NY Bronxville Union Free School District
	Series 2015
	Insured: State Aid Withholding
	2.000% 09/16/16	4,000,000	4,045,383
NY City Industrial Development Agency
	Jewish Board of Family and Children’s Services, Inc.,
	Series 2000
	LOC: TD Bank N.A.
	0.010% 07/01/25 (12/02/15) (a)(b)	9,305,000	9,305,000
NY City Trust for Cultural Resources
	WNYC Radio, Inc,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.020% 04/01/26 (12/03/15) (a)(b)	1,200,000	1,200,000
NY City Water & Sewer System
	Series 2011 A-1,
	SPA: Mizuho Corporate Bank
	0.010% 06/15/44 (12/01/15) (a)(b)	5,000,000	5,000,000
	Series 2011
	SPA: Landesbank Hessen-Thüringen
	0.020% 06/15/44 (12/01/15) (a)(b)	3,500,000	3,500,000
NY Clipper Tax-Exempt Certificate Trust
	New York Dormitory Authority,
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.030% 11/15/26 (12/03/15) (a)(b)	15,125,000	15,125,000
NY County of Sullivan
	Series 2015,
	1.250% 03/04/16	4,250,000	4,260,332
NY County of Tompkins
	Series 2015:
	1.500% 07/08/16	1,350,000	1,356,601
	2.000% 10/14/16	3,240,000	3,281,156
NY County of Washington
	Series 2015,
	1.500% 06/10/16	7,000,000	7,035,791
NY Dormitory Authority
	Catholic Health System,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.020% 07/01/34 (12/03/15) (a)(b)	6,725,000	6,725,000
	City University of NY,
	Series 2008
	LOC: TD Bank N.A.

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.010% 07/01/31 (12/03/15) (a)(b)	8,600,000	8,600,000
	Northern Westchester Hospital,
	Series 2009,
	LOC: TD Bank N.A.
	0.010% 11/01/34 (12/03/15) (a)(b)	1,410,000	1,410,000
	Rockefeller University,
	Series 2005 A2
	SPA: JPMorgan Chase Bank
	0.010% 07/01/32 (12/04/15) (a)(b)	2,200,000	2,200,000
	St John’s University,
	Series 2008 B2
	LOC: U.S. Bank N.A.
	0.010% 07/01/37 (12/03/15) (a)(b)	1,750,000	1,750,000
NY Fayetteville-Manlius Central School District
	Series 2015
	Insured: State Aid Withholding
	1.250% 06/30/16	2,589,300	2,599,429
NY Glens Falls City School District
	Series 2015
	Insured: State Aid Withholding
	1.250% 06/29/16	2,491,000	2,499,260
NY Grand Island
	Series 2015
	1.500% 10/13/16	3,520,000	3,550,287
NY Hamburg Central School District
	Series 2015
	Insured: State Aid Withholding
	2.000% 06/01/16	1,275,000	1,283,881
NY Housing Development Corp.
	Series 2013 B-4
	LIQ FAC: Wells Fargo Bank N.A.
	0.020% 05/01/18 (12/03/15) (a)(b)	8,800,000	8,800,000
NY Housing Finance Agency
	Durst Pyramid LLC,
	Series 2015 A-1
	LOC: Bank of New York Mellon
	0.010% 05/01/49 (12/02/15) (a)(b)	8,790,000	8,790,000
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen:
	0.020% 11/01/38 (12/02/15) (a)(b)	5,650,000	5,650,000
	L&M Prospect Plaza LLC,
	Series 2007 A AMT,
	LOC: Citibank N.A.
	0.030% 11/01/39 (12/02/15) (a)(b)	3,000,000	3,000,000
	Midtown West B LLC,
	505 West 37th St.
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen:
	0.020% 05/01/42 (12/01/15) (a)(b)	4,000,000	4,000,000
	West 60th Realty LLC,
	Series 2013 A1,
	LOC: M&T Bank
	0.070% 05/01/46 (12/02/15) (a)(b)	14,000,000	14,000,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Irvington Union Free School District
	Series 2015
	Insured: State Aid Withholding
	1.500% 05/26/16	2,100,000	2,110,918
NY Islip Union Free School District
	Series 2015
	Insured: State Aid Withholding
	2.000% 03/01/16	1,150,000	1,154,848
NY Lakeland Central School District
	Series 2015
	Insured: State Aid Withholding
	2.000% 08/26/16	2,011,892	2,031,865
NY Liverpool Central School District
	Series 2015
	Insured: State Aid Withholding
	1.250% 07/07/16	500,000	502,471
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.010% 07/01/19 (12/03/15) (a)(b)	942,000	942,000
NY Metropolitan Transportation Authority
	Series 2012 G2
	LOC: TD Bank N.A.
	0.010% 11/01/32 (12/03/15) (a)(b)	10,000,000	10,000,000
	Series 2015 E-5
	LOC: U.S. Bank N.A.
	0.010% 11/15/45 (12/01/15) (a)(b)	3,500,000	3,500,000
NY Monroe County Industrial Development Agency
	Nazareth College of Rochester,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.010% 04/01/38 (12/02/15) (a)(b)	1,755,000	1,755,000
NY Mortgage Agency
	Series 2007, AMT,
	SPA: JPMorgan Chase Bank
	0.010% 10/01/37 (12/01/15) (a)(b)	7,800,000	7,800,000
NY Nassau County Industrial Development Agency
	Series 2007 A, AMT,
	LOC: M&T Bank
	0.210% 10/01/40 (12/03/15) (a)(b)	6,615,000	6,615,000
NY Nassau Health Care Corp.
	Series 2009 B1,
	LOC: TD Bank N.A.
	0.010% 08/01/29 (12/02/15) (a)(b)	7,860,000	7,860,000
	Series 2009 C1
	LOC: Wells Fargo Bank N.A.
	0.020% 08/01/29 (12/03/15) (a)(b)	8,800,000	8,800,000
NY New York City Housing Development Corp.
	RBNB Wall Street Owner,
	Series 2005 A,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	LOC: Landesbank Hessen-Thüringen
	0.020% 12/01/36 (12/02/15) (a)(b)	6,545,000	6,545,000
	Target LP,
	Series 2006 A, AMT,
	LOC: Citibank N.A.
	0.020% 02/01/38 (12/02/15) (a)(b)	500,000	500,000
NY New York City Municipal Water Finance Authority
	Second Generation Resolution,
	Series 2005 B,
	SPA: California State Teachers Retirement
	0.010% 06/15/32 (12/01/15) (a)(b)	4,565,000	4,565,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2002 1A,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.010% 11/01/22 (12/02/15) (a)(b)	5,000,000	5,000,000
	Series 2012 C5
	LOC: Sumitomo Mitsui Banking
	0.010% 11/01/41 (12/03/15) (a)(b)	7,420,000	7,420,000
NY New York City
	Series 2013 D-3
	SPA: JPMorgan Chase Bank
	0.010% 08/01/38 (12/01/15) (a)(b)	4,100,000	4,100,000
	Series 2015 F-6
	SPA: JPMorgan Chase Bank
	0.010% 06/01/44 (12/01/15) (a)(b)	1,750,000	1,750,000
	Series 1993 E-2,
	LOC: JPMorgan Chase Bank:
	0.010% 08/01/20 (12/01/15) (a)(b)	5,500,000	5,500,000
	0.010% 08/01/21 (12/01/15) (a)(b)	1,400,000	1,400,000
	Series 2004 H-1,
	LOC: Bank of NY Mellon
	0.010% 03/01/34 (12/01/15) (a)(b)	2,525,000	2,525,000
	Series 2006 I-4,
	LOC: California Public Employees Retirement
	0.010% 04/01/36 (12/01/15) (a)(b)	4,600,000	4,600,000
	Series 2011 D-3
	LOC: California Public Employees Retirement
	0.010% 10/01/39 (12/01/15) (a)(b)	2,900,000	2,900,000
	Series 2012 A-2,
	LOC: Mizuho Corporate Bank
	0.010% 10/01/38 (12/01/15) (a)(b)	3,530,000	3,530,000
	Series 2012 A-3,
	LOC: Mizuho Corporate Bank
	0.010% 10/01/40 (12/01/15) (a)(b)	2,450,000	2,450,000
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.100% 06/01/29 (12/04/15) (a)(b)	6,820,000	6,820,000
	Economic Development Growth Enterprises,
	Series 2001, AMT
	LOC: Bank of NY Mellon:
	0.080% 06/01/26 (12/04/15) (a)(b)	1,945,000	1,945,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Port Authority of New York & New Jersey
	Series 2014 AMT,
	LIQ FAC: Citibank N.A.
	0.040% 03/01/22 (12/03/15) (a)(b)(c)	2,050,000	2,050,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.010% 12/01/30 (12/03/15) (a)(b)	1,065,000	1,065,000
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.020% 12/01/32 (12/03/15) (a)(b)	8,590,000	8,590,000
NY Town of Southampton
	Series 2015
	1.000% 02/24/16	2,745,640	2,749,647
NY Triborough Bridge & Tunnel Authority
	Series 2005 B-3
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.010% 01/01/32 (12/02/15) (a)(b)	13,000,000	13,000,000
NY White Plains City School District
	Series 2015
	Insured: State Aid Withholding
	0.490% 06/25/16	4,000,000	4,000,000
NEW YORK TOTAL			280,513,744
	Total Municipal Bonds (cost of $280,513,744)		280,513,744
Closed-End Investment Companies — 6.2%
NEW YORK — 6.2%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.:
	0.070% 08/01/40 (12/03/15) (a)(b)(c)	16,800,000	16,800,000
	0.070% 12/01/40 (12/03/15) (a)(b)(c)	2,000,000	2,000,000
NEW YORK TOTAL			18,800,000

	Total Closed-End Investment Companies (cost of $18,800,000)		18,800,000

	Total Investments — 99.8% (cost of $299,313,744)(d)		299,313,744

	Other Assets & Liabilities, Net — 0.2%		460,600

	Net Assets — 100.0%		299,774,344

5

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*              Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

·	• Level 1 — Prices determined using quoted prices in active markets for identical assets.

·

•               Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

·

•               Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$280,513,744	$—	$280,513,744
Total Closed-End Investment Companies	—	18,800,000	—	18,800,000
Total Investments	$—	$299,313,744	$—	$299,313,744

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)      Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(b)      Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

6

(c)       Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities, which are not illiquid, amounted to $20,850,000 or 7.0% of net assets for the Fund.

(d) Cost for federal income tax purposes is $299,313,744.

Acronym	Name

AMT	Alternative Minimum Tax
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
November 30, 2015 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.1%
ALABAMA — 0.8%
AL Tuscaloosa County Industrial Development Authority
	Hunt Refining Company,
	Series 2011 A
	LOC: Sumitomo Mitsui Banking
	0.010% 06/01/28 (12/02/15) (a)(b)	30,000,000	30,000,000
ALABAMA TOTAL			30,000,000
ALASKA — 0.1%
AK Valdez
	Exxon Mobil Corp.,
	Series 1993 C,
	0.010% 12/01/33 (12/01/15) (b)(c)	2,370,000	2,370,000
ALASKA TOTAL			2,370,000
ARIZONA — 0.6%
AZ Eclipse Funding Trust
	Series 2007
	LOC: U.S. Bank N.A.
	LIQ FAC: U.S. Bank N.A.
	0.100% 12/22/16 (02/04/16) (a)(b)(d)	21,025,000	21,025,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.170% 12/01/21 (12/03/15) (a)(b)	1,185,000	1,185,000
ARIZONA TOTAL			22,210,000
ARKANSAS — 0.2%
AR Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Tokyo-Mitsubishi UFJ
	0.040% 10/01/40 (12/04/15) (a)(b)	5,930,000	5,930,000
ARKANSAS TOTAL			5,930,000
CALIFORNIA — 3.3%
CA County of Riverside
	Series 2015
	2.000% 06/30/16	4,000,000	4,039,496
CA Golden Empire Schools Financing Authority
	Kern High School District
	Series 2015
	0.210% 05/01/16 (12/03/15) (b)(c)	27,950,000	27,950,263
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.040% 10/01/37 (12/03/15) (b)(c)	11,940,000	11,940,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LOC: Royal Bank of Canada
	0.010% 05/03/16 (12/03/15) (a)(b)(d)	4,500,000	4,500,000
CA Sequoia Union High School District
	Series 2015
	1.000% 06/30/16	7,960,000	7,992,174
CA Statewide Communities Development Authority
	0.060% 12/10/15	15,000,000	15,000,000
	Kaiser Permanente
	Series K
	0.230% 01/06/16	5,000,000	5,000,000
	Painted Turtle Gang Foundation,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	0.010% 04/01/33 (12/03/15) (a)(b)	2,200,000	2,200,000
	Series 2010 A
	SPA: Royal Bank of Canada
	0.070% 11/01/40 (12/03/15) (a)(b)	30,000,000	30,000,000
	Series 2010 B
	SPA: Royal Bank of Canada
	0.070% 11/01/40 (12/03/15) (a)(b)	8,000,000	8,000,000
CA State
	Kindergarten,
	Series 2004 A3,
	LOC: State Street Bank & Trust Co.,
	0.010% 05/01/34 (12/01/15) (a)(b)	1,800,000	1,800,000
CALIFORNIA TOTAL			118,421,933
COLORADO — 2.2%
CO Educational & Cultural Facilities Authority
	Bethany Finance LLC,
	Series 2008
	LOC: U.S. Bank N.A.
	0.020% 11/01/38 (12/03/15) (a)(b)	6,420,000	6,420,000
CO Jefferson County
	Rocky Mountain Butterfly Consortium,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.120% 06/01/28 (12/03/15) (a)(b)	1,205,000	1,205,000
CO RBC Municipal Products, Inc. Trust
	Series 2015 E-55,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 04/01/19 (12/03/15) (a)(b)(d)	26,225,000	26,225,000
CO RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.160% 08/01/18 (12/03/15) (a)(b)(d)	37,900,000	37,900,000
CO Tender Option Bond Trust Receipts/Certificates
	Series 2012

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	LIQ FAC: State Street Bank & Trust Co.,
	0.010% 11/15/30 (12/03/15) (a)(b)(d)	9,810,000	9,810,000
COLORADO TOTAL			81,560,000
CONNECTICUT — 1.5%
CT Enfield
	Series 2015 B
	2.000% 08/10/16	5,000,000	5,055,417
CT Fairfield
	Series 2015
	2.000% 07/14/16	20,020,000	20,229,399
CT Health & Educational Facilities Authority
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.010% 07/01/30 (12/04/15) (a)(b)	1,300,000	1,300,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.040% 07/01/30 (12/02/15) (a)(b)	2,100,000	2,100,000
	Wesleyan University,
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.010% 01/01/18 (12/03/15) (a)(b)(d)	2,300,000	2,300,000
	Westover School,
	Series 2007 B,
	LOC: TD Bank N.A.
	0.010% 07/01/30 (12/03/15) (a)(b)	1,485,000	1,485,000
	Yale University,
	Series 2001 V-2,
	0.010% 07/01/36 (12/01/15) (b)(c)	2,735,000	2,735,000
CT Housing Finance Authority
	Series 2009 A-1,
	SPA: JPMorgan Chase Bank
	0.010% 05/15/39 (12/01/15) (a)(b)	4,800,000	4,800,000
CT Manchester
	Series 2015
	1.250% 02/23/16	4,700,000	4,710,389
CT Oxford
	Series 2015
	1.250% 07/21/16	5,000,000	5,027,909
CT Special Tax Revenue
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.010% 01/01/21 (12/03/15) (a)(b)(d)	6,500,000	6,500,000
CONNECTICUT TOTAL			56,243,114
DELAWARE — 0.8%
DE BB&T Municipal Trust
	Series 2008-1007,
	LOC: Branch Banking & Trust

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	0.110% 04/10/22 (12/03/15) (a)(b)(d)	11,775,000	11,775,000
	Series 2008-1033,
	LOC: Branch Banking & Trust
	0.110% 06/01/24 (12/03/15) (a)(b)	3,525,000	3,525,000
DE New Castle County
	CHF-Delaware LLC,
	University Courtyard Apartments,
	Series 2005,
	LOC: PNC Bank N.A.
	0.010% 08/01/31 (12/03/15) (a)(b)	15,090,000	15,090,000
DELAWARE TOTAL			30,390,000
DISTRICT OF COLUMBIA — 1.4%
DC District of Columbia
	American University,
	Series 2006 B
	LOC: Royal Bank of Canada
	0.010% 10/01/36 (12/03/15) (a)(b)	9,000,000	9,000,000
	Medstar Health, Inc.,
	Series 1998 A
	LOC: TD Bank N.A.
	0.010% 08/15/38 (12/02/15) (a)(b)	9,775,000	9,775,000
DC Eclipse Funding Trust
	Series 2007
	LOC: U.S. Bank N.A.
	LIQ FAC: U.S. Bank N.A.
	0.110% 10/01/26 (12/17/15) (a)(b)(d)	24,200,000	24,200,000
DC Washington Metropolitan Airports Authority
	Series 2010 C-2,
	LOC:Barclays Bank PLC
	0.010% 10/01/39 (12/03/15) (a)(b)	9,835,000	9,835,000
DISTRICT OF COLUMBIA TOTAL			52,810,000
FLORIDA — 8.5%
FL Broward County Health Facilities Authority
	Henderson Mental Health Center,
	Series 2004,
	LOC: Northern Trust Company
	0.050% 07/01/29 (12/02/15) (a)(b)	3,800,000	3,800,000
FL County of Polk
	Series 2005
	Pre-refunded 02/01/15
	Escrowed in U.S. Treasuries
	5.000% 12/01/33	2,000,000	2,000,000
FL Eclipse Funding Trust
	Miami-Dade County School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.020% 05/01/32 (12/03/15) (a)(b)(d)	4,420,000	4,420,000
	Volusia County School Board
	Series 2007,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	0.120% 08/01/32 (02/15/16) (a)(b)(d)	20,395,000	20,395,000
FL Gainesville Utilities System Revenue
	Series 2012 B
	LOC: Sumitomo Mitsui Banking
	0.010% 10/01/42 (12/02/15) (a)(b)	18,500,000	18,500,000
FL Hillsborough Community College Foundation, Inc.
	Series 2006
	LOC: BMO Harris N.A.
	0.020% 12/01/33 (12/03/15) (a)(b)	7,990,000	7,990,000
FL Jacksonville Economic Development Commission
	North Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Banking & Trust
	0.020% 09/01/20 (12/03/15) (a)(b)	2,125,000	2,125,000
FL Lakeland
	Florida Southern College,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.010% 09/01/24 (12/03/15) (a)(b)	7,065,000	7,065,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Company
	0.050% 04/01/32 (12/02/15) (a)(b)	5,695,000	5,695,000
FL Miami-Dade County
	Miami Sport,
	Series 2009 E,
	LOC: Wells Fargo Bank N.A.
	0.020% 10/01/48 (12/02/15) (a)(b)	5,200,000	5,200,000
	Series 2003 B
	LOC: TD Bank N.A.
	0.010% 04/01/43 (12/02/15) (a)(b)	8,200,000	8,200,000
FL Orlando Utilities Commission
	Series 2015 B
	SPA: TD Bank N.A.
	0.010% 10/01/39 (12/02/15) (a)(b)	12,755,000	12,755,000
FL Palm Beach County
	Pine Crest Prep School,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.010% 06/01/38 (12/03/15) (a)(b)	27,775,000	27,775,000
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Company
	0.050% 05/01/31 (12/03/15) (a)(b)	7,450,000	7,450,000
FL RBC Municipal Products, Inc. Trust
	Series 2015 E-56
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 01/09/17 (12/03/15) (a)(b)(d)	22,000,000	22,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	Series 2015 E-62
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 12/01/17 (12/03/15) (a)(b)(d)	39,500,000	39,500,000
	Series 2015 E-64
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 01/09/17 (12/03/15) (a)(b)(d)	42,265,000	42,265,000
	Series 2015 E-65
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 01/09/17 (12/03/15) (a)(b)(d)	4,995,000	4,995,000
FL RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.140% 05/01/18 (12/03/15) (a)(b)(d)	49,250,000	49,250,000
FL Sunshine State Governmental Financing Commission
	0.080% 01/07/16	19,125,000	19,125,000
FLORIDA TOTAL			310,505,000
GEORGIA — 3.0%
GA BB&T Municipal Trust
	Series 2008-1014,
	LOC: Branch Banking & Trust
	0.110% 09/01/23 (12/03/15) (a)(b)(d)	13,705,000	13,705,000
GA Clipper Tax-Exempt Certificate Trust
	Georgia State,
	Series 2007,
	Pre-refunded in U.S. Treasuries,
	LIQ FAC: State Street Bank & Trust Co.
	0.010% 03/01/18 (12/03/15) (a)(b)	9,995,000	9,995,000
GA Main Street Natural Gas, Inc.
	Series 2010 A1
	GTY AGMT: Royal Bank of Canada
	SPA: Royal Bank of Canada
	0.070% 08/01/40 (12/03/15) (a)(b)	39,000,000	39,000,000
	Series 2010 A2
	GTY AGMT: Royal Bank of Canada
	SPA: Royal Bank of Canada
	0.070% 08/01/40 (12/03/2015) (a)(b)(e)	46,290,000	46,290,000
GA Municipal Electric Authority
	Series 2008 B,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.010% 01/01/48 (12/02/15) (a)(b)	1,050,000	1,050,000
GEORGIA TOTAL			110,040,000
ILLINOIS — 3.4%
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.110% 03/01/17 (12/03/15) (a)(b)	425,000	425,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.060% 04/01/21 (12/03/15) (a)(b)	3,000,000	3,000,000
IL Finance Authority
	Chicago Historical Society,
	Series 2006
	LOC: Northern Trust Company
	0.020% 01/01/36 (12/03/15) (a)(b)	32,400,000	32,400,000
	Elmhurst College:
	Series 2003,
	LOC: BMO Harris N.A.
	0.010% 03/01/33 (12/03/15) (a)(b)	9,450,000	9,450,000
	Series 2007,
	LOC: BMO Harris N.A.
	0.010% 02/01/42 (12/03/15) (a)(b)	12,500,000	12,500,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Company
	0.010% 12/01/24 (12/02/15) (a)(b)	6,000,000	6,000,000
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Company
	0.040% 08/01/33 (12/02/15) (a)(b)	9,000,000	9,000,000
	Marwen Foundation, Inc.,
	Series 2008
	LOC: Northern Trust Company
	0.050% 05/01/43 (12/03/15) (a)(b)	5,080,000	5,080,000
	Steppenwolf Theatre Co.,
	Series 2013,
	LOC: Northern Trust Company
	0.020% 03/01/43 (12/03/15) (a)(b)	5,675,000	5,675,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	Credit Support: FHLMC,
	SPA: FHLMC
	0.140% 08/01/38 (12/03/15) (a)(b)	7,145,000	7,145,000
IL JPMorgan Chase Putters/Drivers Trust
	Series 2012
	LOC: JPMorgan Chase Bank
	0.160% 03/01/19 (12/03/15) (a)(b)(d)	2,120,000	2,120,000
IL Unemployment Compensation Trust Fund
	Series 2012 A
	5.000% 06/15/16	30,540,000	31,324,645
ILLINOIS TOTAL			124,119,645
INDIANA — 3.8%
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	National Services Industries, Inc.,
	Series 1991,

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	LOC: Wells Fargo Bank N.A.
	0.120% 06/01/21 (12/03/15) (a)(b)	4,000,000	4,000,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.040% 01/01/27 (12/03/15) (a)(b)	5,425,000	5,425,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.170% 07/01/17 (12/03/15) (a)(b)	400,000	400,000
IN Finance Authority
	ArcelorMittal,
	Ispat Inland, Inc.,
	Series 2005,
	LOC: Rabobank Nederland:
	0.010% 06/01/35 (12/02/15) (a)(b)	25,480,000	25,480,000
	Depauw University,
	Series 2008 A,
	LOC: Northern Trust Company
	0.010% 07/01/36 (12/03/15) (a)(b)	36,510,000	36,510,000
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.060% 12/01/36 (12/03/15) (a)(b)	7,200,000	7,200,000
	Lutheran Child & Family Services,
	Series 2005,
	LOC: PNC Bank N.A.
	0.040% 11/01/27 (12/03/15) (a)(b)	3,860,000	3,860,000
	Parkview Health System,
	Series 2009 B,
	LOC: Wells Fargo Bank N.A.
	0.020% 11/01/39 (12/02/15) (a)(b)	4,100,000	4,100,000
IN Health Facility Finance Authority
	Anthony Wayne Rehabilitation Center,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.120% 02/01/31 (12/03/15) (a)(b)	2,200,000	2,200,000
	Community Hospital,
	Series 2000 B,
	LOC: Wells Fargo Bank N.A.
	0.020% 07/01/28 (12/03/15) (a)(b)	9,200,000	9,200,000
	Community Hospitals Project,
	Series 2000 B,
	LOC: Wells Fargo Bank N.A.
	0.020% 07/01/28 (12/03/15) (a)(b)	10,900,000	10,900,000
IN Lawrenceburg
	Indiana Michigan Power Co.,
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.010% 11/01/21 (12/03/15) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.050% 06/01/29 (12/03/15) (a)(b)	6,405,000	6,405,000
IN Rockport
	AEP Generating Co.,
	Series 1995 B,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.010% 07/01/25 (12/02/15) (a)(b)	6,000,000	6,000,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.
	0.040% 08/01/20 (12/03/15) (a)(b)	7,260,000	7,260,000
INDIANA TOTAL			136,940,000
IOWA — 0.2%
IA Higher Education Loan Authority
	Des Moines University Osteopath:
	Series 2003,
	LOC: BMO Harris N.A.
	0.010% 10/01/33 (12/01/15) (a)(b)	4,570,000	4,570,000
	Series 2004,
	LOC: BMO Harris N.A.
	0.010% 10/01/24 (12/01/15) (a)(b)	3,750,000	3,750,000
IOWA TOTAL			8,320,000
KANSAS — 2.5%
KS Burlington
	Kansas City Power & Light:
	Series 2007 A
	LOC: JPMorgan Chase Bank
	0.010% 09/01/35 (12/02/15) (a)(b)	48,150,000	48,150,000
	Series 2007 B
	LOC: JPMorgan Chase Bank
	0.010% 09/01/35 (12/02/15) (a)(b)	3,700,000	3,700,000
KS Department of Transportation
	Series 2004 C1,
	SPA: Wells Fargo Bank N.A.
	0.020% 09/01/21 (12/02/15) (a)(b)	29,310,000	29,310,000
	Series 2004 C4
	SPA: Wells Fargo Bank N.A.
	0.020% 09/01/24 (12/02/15) (a)(b)	9,300,000	9,300,000
KANSAS TOTAL			90,460,000
KENTUCKY — 0.4%
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.020% 06/01/34 (12/04/15) (a)(b)	8,945,500	8,945,500
KY Rural Water Finance Corp.
	Series 2015 D1

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
	1.250% 07/01/16	5,900,000	5,928,053
KENTUCKY TOTAL			14,873,553
MAINE — 0.3%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.020% 07/01/37 (12/03/15) (a)(b)(d)	9,785,000	9,785,000
MAINE TOTAL			9,785,000
MARYLAND — 2.0%
MD Baltimore County Economic Development Authority
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.020% 07/01/24 (12/03/15) (a)(b)	2,180,000	2,180,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.020% 10/01/33 (12/03/15) (a)(b)	3,605,000	3,605,000
MD Community Development Administration
	Series 2007 J
	SPA: TD Bank N.A.
	0.010% 09/01/31 (12/03/15) (a)(b)	21,585,000	21,585,000
MD Health & Higher Educational Facilities Authority
	Odenton Christian School,
	Series 2008
	LOC: PNC Bank N.A.
	0.020% 07/01/33 (12/03/15) (a)(b)	3,535,000	3,535,000
	University of Maryland Medical Systems,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.010% 07/01/34 (12/03/15) (a)(b)	11,015,000	11,015,000
MD Montgomery County Housing Opportunities Commission
	Series 2011 A,
	LOC: TD Bank N.A.
	0.020% 01/01/49 (12/03/15) (a)(b)	7,540,000	7,540,000
MD Prince George’s County
	Series 2007-2128,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.010% 07/01/34 (12/03/15) (a)(b)(d)	13,710,000	13,710,000
MD Tender Option Bond Trust Receipts/Certificates
	Montgomery County, MD
	Trinity Health Corp.
	Series 2015

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
	LIQ FAC: JPMorgan Chase Bank
	0.020% 12/01/22 (12/03/15) (a)(b)(d)	7,985,000	7,985,000
MARYLAND TOTAL			71,155,000
MASSACHUSETTS — 2.6%
MA City of Springfield
	Series 2015
	Insured: State Aid Withholding
	2.000% 08/01/16	6,920,000	6,997,282
MA Clipper Tax-Exempt Certificate Trust
	MA Bay Transportation Authority
	Series 2007
	LIQ FAC: State Street Bank & Trust Co.:
	0.040% 11/01/26 (12/03/15) (a)(b)	3,775,000	3,775,000
	0.040% 07/01/27 (12/03/15) (a)(b)	10,450,000	10,450,000
MA Development Finance Agency
	Partners Healthcare System,
	Series 2011 K-4
	5.000% 07/01/35 (01/14/16) (b)(c)	1,155,000	1,161,558
MA Health & Educational Facilities Authority
	Partners Healthcare Systems,
	Series 1997 P2,
	SPA: JPMorgan Chase Bank
	0.010% 07/01/27 (12/02/15) (a)(b)	13,900,000	13,900,000
	Partners Healthcare,
	Series 1997 P-1,
	SPA: JPMorgan Chase Bank
	0.010% 07/01/27 (12/02/15) (a)(b)	27,500,000	27,500,000
MA Natick
	Series 2015
	1.250% 04/29/16	2,262,500	2,271,282
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.020% 01/01/16 (12/03/15) (a)(b)(d)	2,000,000	2,000,000
MA Salisbury
	Series 2015
	2.000% 09/15/16	8,500,000	8,612,365
MA University of Massachusetts Building Authority
	Series 2011 1,
	SPA: Wells Fargo Bank N.A.
	0.020% 11/01/34 (12/02/15) (a)(b)	7,165,000	7,165,000
MA Water Resources Authority
	Series 2008 E,
	SPA: JPMorgan Chase Bank
	0.020% 08/01/37 (12/04/15) (a)(b)	2,700,000	2,700,000
MA Worcester
	Series 2014 A

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	1.000% 12/18/15	9,625,000	9,628,673
MASSACHUSETTS TOTAL			96,161,160
MICHIGAN — 2.5%
MI Higher Education Facilities Authority
	Albion College,
	Series 2006
	LOC: JPMorgan Chase Bank
	0.010% 11/01/36 (12/03/15) (a)(b)	10,500,000	10,500,000
	University of Detroit Mercy,
	Series 2007,
	LOC: Comerica Bank
	0.010% 11/01/36 (12/01/15) (a)(b)	5,265,000	5,265,000
MI JPMorgan Chase Putters/Drivers Trust
	Series 2015
	LIQ FAC: JPMorgan Securities
	0.020% 09/01/17 (12/01/15) (a)(b)(d)	7,130,000	7,130,000
MI Kent Hospital Finance Authority
	Spectrum Health,
	Series 2008 C,
	LOC: Bank of New York
	0.010% 01/15/26 (12/02/15) (a)(b)	17,925,000	17,925,000
MI RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.160% 07/01/18 (12/03/15) (a)(b)(d)	31,000,000	31,000,000
MI Tender Option Bond Trust Receipts/Certificates
	Series 2015
	LIQ FAC: JPMorgan Chase Bank
	0.090% 04/15/23 (12/03/15) (a)(b)(d)	2,835,000	2,835,000
MI University of Michigan
	Series 2012 A,
	0.010% 04/01/36 (12/03/15) (b)(c)	14,250,000	14,250,000
	Series 2012 D-1
	0.010% 12/01/24 (12/01/15) (b)(c)	3,550,000	3,550,000
MICHIGAN TOTAL			92,455,000
MINNESOTA — 0.3%
MN Higher Education Facilities Authority
	St. Catheriane University,
	Series 2002 N2,
	LOC: U.S. Bank N.A.
	0.020% 10/01/32 (12/03/15) (a)(b)	10,800,000	10,800,000
MN Rosemount-Apple Valley-Eagan Independent School District No.196
	Series 2012,
	DPCE: Minnesota School District Credit Enhancement Program

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	3.000% 02/01/16	1,770,000	1,778,080
MINNESOTA TOTAL			12,578,080
MISSISSIPPI — 0.2%
MS Business Finance Corp.
	Chevron U.S.A., Inc.:
	Series 2007 E,
	GTY AGMT: Chevron Corp.
	0.010% 12/01/30 (12/01/15) (a)(b)	6,020,000	6,020,000
	Series 2010 B,
	GTY AGMT: Chevron Corp.
	0.010% 12/01/30 (12/02/15) (a)(b)	1,000,000	1,000,000
MISSISSIPPI TOTAL			7,020,000
MISSOURI — 3.5%
MO Development Finance Board
	The Nelson Gallery Foundation:
	Series 2004 A,
	SPA: Northern Trust Co.
	0.010% 12/01/33 (12/01/15) (a)(b)	12,420,000	12,420,000
	Series 2008 A,
	SPA: Northern Trust Co.
	0.010% 12/01/37 (12/01/15) (a)(b)	35,350,000	35,350,000
MO Eclipse Funding Trust
	Series 2006
	LOC: U.S. Bank N.A.
	LIQ FAC: U.S. Bank N.A.
	0.100% 04/28/16 (02/04/16) (a)(b)(d)	15,200,000	15,200,000
MO Health & Educational Facilities Authority
	0.050% 12/10/15	15,600,000	15,600,000
	0.060% 01/12/16	19,200,000	19,200,000
	Ascension Health,
	Series 2008 C-5,
	0.010% 11/15/26 (12/02/15) (b)(c)	9,710,000	9,710,000
MO Kansas City
	H. Roe Battle Convention Center,
	Series 2008 E,
	LOC: Sumitomo Mitsui Banking
	0.010% 04/15/34 (12/02/15) (a)(b)	16,225,000	16,225,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.020% 11/01/32 (12/03/15) (a)(b)	2,375,000	2,375,000
MISSOURI TOTAL			126,080,000
MONTANA — 0.1%
MT Forsyth
	PacifiCorp.,
	Series 1988,
	LOC: Bank of Nova Scotia

		Par ($)	Value ($)
Municipal Bonds — (continued)
MONTANA — (continued)
	0.010% 01/01/18 (12/01/15) (a)(b)	3,000,000	3,000,000
MONTANA TOTAL			3,000,000
NEBRASKA — 1.4%
NE Madison County Hospital Authority No. 1
	Faith Regional Health Services,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.020% 07/01/33 (12/03/15) (a)(b)	13,925,000	13,925,000
NE Omaha Public Power District
	Series A:
	0.080% 01/26/16	3,500,000	3,500,000
	0.080% 02/04/16	8,300,000	8,300,000
	0.100% 01/12/16	11,800,000	11,800,000
	0.100% 01/13/16	13,130,000	13,130,000
NEBRASKA TOTAL			50,655,000
NEVADA — 2.8%
NV Las Vegas Valley Water District
	0.020% 12/02/15	24,300,000	24,300,000
	0.080% 02/04/16	20,000,000	20,000,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of NY Mellon
	0.020% 06/01/42 (12/01/15) (a)(b)	55,850,000	55,850,000
NEVADA TOTAL			100,150,000
NEW HAMPSHIRE — 0.5%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2003,
	SPA: U.S. Bank N.A.
	0.010% 06/01/23 (12/02/15) (a)(b)	4,065,000	4,065,000
	Tilton School,
	Series 2006,
	LOC: TD Bank N.A.
	0.010% 02/01/36 (12/03/15) (a)(b)	14,635,000	14,635,000
NEW HAMPSHIRE TOTAL			18,700,000
NEW JERSEY — 7.0%
NJ Borough of Beachwood
	Series 2015
	1.000% 03/09/16	6,470,000	6,480,098
NJ RBC Municipal Products, Inc. Trust
	Series 2015 E-61
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 06/28/16 (12/03/15) (a)(b)(d)	130,000,000	130,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — (continued)
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.140% 07/03/17 (12/03/15) (a)(b)(d)	99,050,000	99,050,000
NJ Township of East Brunswick
	Series 2015
	1.500% 01/14/16	5,140,000	5,147,281
NJ Township of Readington
	Series 2015
	1.000% 02/04/16	13,738,940	13,754,841
NEW JERSEY TOTAL			254,432,220
NEW YORK — 9.5%
NY Ballston Spa Central School District
	Series 2015
	Insured: State Aid Withholding
	2.000% 06/30/16	23,824,915	24,056,534
NY BB&T Municipal Trust
	Series 2010-1039,
	LOC: Branch Banking & Trust
	0.110% 06/01/25 (12/03/15) (a)(b)(d)	28,485,000	28,485,000
NY Bedford Central School District
	Series 2015
	Insured: State Aid Withholding
	1.000% 07/15/16	14,200,000	14,235,413
NY Brewster Central School District
	Series 2015
	Insured: State Aid Withholding
	1.000% 07/15/16	10,174,614	10,210,366
NY City Water & Sewer System
	Series 2011 A-1,
	SPA: Mizuho Corporate Bank
	0.010% 06/15/44 (12/01/15) (a)(b)	5,695,000	5,695,000
	Series 2011
	SPA: Landesbank Hessen-Thüringen
	0.020% 06/15/44 (12/01/15) (a)(b)	14,500,000	14,500,000
NY County of Saratoga
	Saratoga Hospital Obligated Group,
	Series 2014
	LOC: HSBC Bank USA N.A.
	0.020% 12/01/40 (12/03/15) (a)(b)	3,125,000	3,125,000
NY Dormitory Authority
	City University of NY,
	Series 2008
	LOC: TD Bank N.A.
	0.010% 07/01/31 (12/03/15) (a)(b)	4,500,000	4,500,000
	Northern Westchester Hospital,
	Series 2009,
	LOC: TD Bank N.A.
	0.010% 11/01/34 (12/03/15) (a)(b)	4,485,000	4,485,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY East Syracuse-Minoa Central School District
	Series 2015
	Insured: State Aid Withholding
	1.500% 06/30/16	18,125,000	18,250,820
NY Franklin County Civic Development Corp.
	Alice Hyde Medical Center,
	Series 2013 A,
	LOC: HSBC Bank USA N.A.
	0.020% 10/01/38 (12/03/15) (a)(b)	4,265,000	4,265,000
NY Greece Central School District
	Series 2015
	Insured: State Aid Withholding
	1.250% 06/24/16	5,950,000	5,977,335
NY Housing Development Corp.
	RBNB Wall Street Owner,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.020% 12/01/36 (12/02/15) (a)(b)	6,700,000	6,700,000
	Series 2013 B-4
	LIQ FAC: Wells Fargo Bank N.A.
	0.020% 05/01/18 (12/03/15) (a)(b)	5,450,000	5,450,000
NY Housing Finance Agency
	Midtown West B LLC,
	505 West 37th St.:
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen
	0.020% 05/01/42 (12/01/15) (a)(b)	28,900,000	28,900,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen:
	0.020% 05/01/42 (12/01/15) (a)(b)	36,600,000	36,600,000
	West 60th Realty LLC,
	Series 2013 A1,
	LOC: M&T Bank
	0.070% 05/01/46 (12/02/15) (a)(b)	1,400,000	1,400,000
NY Liverpool Central School District
	Series 2015
	Insured: State Aid Withholding
	1.250% 07/07/16	6,000,000	6,029,655
NY Longwood Central School District Suffolk County
	Series 2015
	Insured: State Aid Withholding
	2.000% 06/17/16	12,475,000	12,585,795
NY Metropolitan Transportation Authority
	Series 2013 G
	LOC: TD Bank N.A.
	0.010% 11/01/26 (12/03/15) (a)(b)	3,275,000	3,275,000
NY New York City Municipal Water Finance Authority
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.010% 06/15/39 (12/01/15) (a)(b)	13,200,000	13,200,000
NY New York City
	Series 2013 D-3
	SPA: JPMorgan Chase Bank
	0.010% 08/01/38 (12/01/15) (a)(b)	37,560,000	37,560,000
	Series 2004 H-4,
	LOC: Bank of New York
	0.010% 03/01/34 (12/01/15) (a)(b)	5,500,000	5,500,000
	Series 2006 I-4,
	LOC: California Public Employees Retirement
	0.010% 04/01/36 (12/01/15) (a)(b)	9,700,000	9,700,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.010% 12/01/30 (12/03/15) (a)(b)	2,135,000	2,135,000
NY Town of Cheektowaga
	Series 2015
	1.000% 07/14/16	8,200,000	8,227,214
NY Village of Kings Point
	Series 2015
	2.000% 07/29/16	5,880,000	5,934,626
NY Westchester County Industrial Development Agency
	Northern Westchester Hospital,
	Series 2004
	LOC: TD Bank N.A.
	0.010% 11/01/24 (12/03/15) (a)(b)	2,600,000	2,600,000
NY White Plains City School District
	Series 2015
	Insured: State Aid Withholding
	0.490% 06/25/16	20,179,637	20,179,637
NEW YORK TOTAL			343,762,395
NORTH CAROLINA — 3.4%
NC BB&T Municipal Trust
	Series 2008-1023,
	LOC: Branch Banking & Trust
	LIQ FAC: Branch Banking & Trust
	0.110% 05/01/24 (12/03/15) (a)(b)(d)	3,130,000	3,130,000
NC Capital Facilities Finance Agency
	0.060% 12/21/15	14,024,000	14,024,000
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.020% 07/01/19 (12/03/15) (a)(b)	2,900,000	2,900,000
	Duke University:
	0.020% 12/14/15	1,443,000	1,443,000
	0.040% 01/06/16	7,501,000	7,501,000
	0.070% 01/14/16	10,935,000	10,935,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	Meredith College,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.020% 06/01/38 (12/03/15) (a)(b)	2,970,000	2,970,000
NC Forsyth County
	Series 2004 A,
	SPA: Wells Fargo Bank N.A.
	0.020% 03/01/25 (12/03/15) (a)(b)	8,935,000	8,935,000
	Series 2004 B,
	SPA: Wells Fargo Bank N.A.
	0.020% 03/01/25 (12/03/15) (a)(b)	10,000,000	10,000,000
NC Mecklenburg County
	Series 2013 A
	0.449% 02/01/28 (12/03/15) (b)(c)	13,000,000	12,999,859
NC Medical Care Commission
	Caromont Health Obligated Group,
	Series 2003 B
	LOC: Wells Fargo Bank N.A.
	0.020% 08/15/34 (12/02/15) (a)(b)	15,960,000	15,960,000
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.020% 11/01/38 (12/03/15) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998 J,
	LOC: Branch Banking & Trust
	0.040% 05/01/18 (12/03/15) (a)(b)	1,135,000	1,135,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.020% 06/01/37 (12/03/15) (a)(b)	9,110,000	9,110,000
NC Tender Option Bond Trust Receipts/Certificates
	Series 2015
	LIQ FAC: Citibank N.A.
	0.020% 10/01/23 (12/03/15) (a)(b)(d)	1,600,000	1,600,000
NC Wake County
	Series 2003 C,
	SPA: Wells Fargo Bank N.A.
	0.010% 04/01/19 (12/03/15) (a)(b)	14,700,000	14,700,000
NORTH CAROLINA TOTAL			122,342,859
NORTH DAKOTA — 0.7%
ND Housing Finance Agency
	Meadowlark Heights Apts
	Series 2015
	0.400% 09/01/16	7,000,000	7,000,000
ND RBC Municipal Products, Inc. Trust
	Series 2015
	LOC: Royal Bank of Canada

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH DAKOTA — (continued)
	0.100% 01/04/21 (12/03/15) (a)(b)(d)	17,695,000	17,695,000
NORTH DAKOTA TOTAL			24,695,000
OHIO — 4.2%
OH Air Quality Development Authority
	Aep Generation Resources,
	Series 2014 A
	LOC: Mizuho Bank Ltd.
	0.010% 12/01/38 (12/04/15) (a)(b)	24,900,000	24,900,000
OH County of Franklin
	Ohio Health Obligation Group,
	Series 2011 C
	0.050% 11/15/33 (12/03/15) (b)(c)	7,350,000	7,350,000
OH Cuyahoga County
	A.M. Mcgregor Home,
	Series 2014
	LOC: Northern Trust Company
	0.040% 05/01/49 (12/03/15) (a)(b)	19,745,000	19,745,000
OH Geauga County
	Sisters of Notre Dame,
	Series 2001,
	LOC: PNC Bank N.A.
	0.040% 08/01/16 (12/03/15) (a)(b)	605,000	605,000
OH Hamilton County
	Elizabeth Gamble Deacones,
	Series 2002 A
	LOC: Northern Trust Company
	0.020% 06/01/27 (12/03/15) (a)(b)	12,700,000	12,700,000
OH Middletown City
	Atrium Medical Center Obligated Group,
	Series 2008 B
	LOC: PNC Bank N.A.
	0.010% 11/15/39 (12/02/15) (a)(b)	18,950,000	18,950,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.
	0.040% 06/01/27 (12/03/15) (a)(b)	6,045,000	6,045,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.080% 12/01/22 (12/03/15) (a)(b)	2,500,000	2,500,000
OH State University
	0.070% 01/21/16	15,600,000	15,600,000
	Series 2008 B
	0.010% 12/01/28 (12/02/15) (b)(c)	19,600,000	19,600,000
	Series 2014 B-1
	0.010% 12/01/39 (12/02/15) (b)(c)	13,000,000	13,000,000
OH State
	Series 2014

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	1.000% 12/15/15	8,650,000	8,652,348
OH Tender Option Bond Trust Receipts/Certificates
	Series 2015
	LIQ FAC: TD Bank N.A.
	0.020% 05/15/23 (12/03/15) (a)(b)(d)	2,000,000	2,000,000
OHIO TOTAL			151,647,348
OREGON — 0.4%
OR State Facilities Authority
	Sacred Heart Medical Center,
	Series 1998 A
	LOC: U.S. Bank N.A.
	0.010% 11/01/28 (12/03/15) (a)(b)	5,300,000	5,300,000
OR State
	Series 2008
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.010% 12/01/45 (12/02/15) (a)(b)	10,250,000	10,250,000
OREGON TOTAL			15,550,000
PENNSYLVANIA — 6.9%
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.020% 05/01/26 (12/03/15) (a)(b)	22,000,000	22,000,000
PA Allegheny County
	Series 2000
	LOC: PNC Bank N.A.
	0.010% 05/01/27 (12/03/15) (a)(b)	25,000,000	25,000,000
PA Bucks County Industrial Development Authority
	Grand View Hospital,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.010% 07/01/34 (12/03/15) (a)(b)	570,000	570,000
PA Cumberland County Municipal Authority
	Diakon Lutheran Social,
	Series 2014
	LOC: M&T Bank
	0.010% 01/01/39 (12/03/15) (a)(b)	4,920,000	4,920,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.010% 03/01/24 (12/02/15) (a)(b)	2,000,000	2,000,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.010% 03/01/24 (12/02/15) (a)(b)	7,300,000	7,300,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.010% 03/01/24 (12/02/15) (a)(b)	7,800,000	7,800,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.010% 03/01/24 (12/02/15) (a)(b)	2,300,000	2,300,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.010% 03/01/24 (12/02/15) (a)(b)	5,100,000	5,100,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.020% 03/01/30 (12/03/15) (a)(b)	4,060,000	4,060,000
PA Higher Educational Facilities Authority
	Drexel University,
	Series 2000
	LOC: JPMorgan Chase Bank
	0.010% 11/01/25 (12/03/15) (a)(b)	15,135,000	15,135,000
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.030% 05/01/28 (12/03/15) (a)(b)	4,600,000	4,600,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.020% 03/01/26 (12/03/15) (a)(b)	7,090,000	7,090,000
	Series 2007 B2
	LOC: TD Bank N.A.
	0.010% 10/01/30 (12/03/15) (a)(b)	30,645,000	30,645,000
PA Philadelphia School District
	Series 2009 C,
	LOC:TD Bank N.A.
	0.010% 06/01/26 (12/03/15) (a)(b)	30,000,000	30,000,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.020% 08/01/30 (12/03/15) (a)(b)	9,725,000	9,725,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.020% 05/15/20 (12/03/15) (a)(b)	8,510,000	8,510,000
PA RBC Municipal Products, Inc. Trust
	Series 2015 E-53
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.100% 12/01/18 (12/03/15) (a)(b)(d)	60,300,000	60,300,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.020% 11/01/29 (12/03/15) (a)(b)	3,085,000	3,085,000
PENNSYLVANIA TOTAL			250,140,000
RHODE ISLAND — 0.4%
RI Health & Educational Building Corp.
	Brown University,
	Higher Education Facilities
	Series 2003 B
	LIQ FAC: Northern Trust Company
	0.010% 09/01/43 (12/03/15) (a)(b)	13,945,000	13,945,000
RHODE ISLAND TOTAL			13,945,000
SOUTH CAROLINA — 1.1%
SC Charleston Educational Excellence Finance Corp.
	Series 2005
	Pre-refunded 02/01/15
	Escrowed in U.S. Treasuries
	5.250% 12/01/29	2,000,000	2,000,000
SC Spartanburg County School District No.2
	Series 2015
	DPCE: South Carolina School District Credit Enhancement Program
	2.000% 04/01/16	10,000,000	10,056,005
SC Spartanburg County School District No.5
	Series 2015
	DPCE: South Carolina School District Credit Enhancement Program
	2.000% 03/01/16	3,260,000	3,273,737
SC York County School District No.3 Rock Hill
	Series 2015
	DPCE: South Carolina School District Credit Enhancement Program
	2.000% 09/30/16	23,675,000	23,984,322
SOUTH CAROLINA TOTAL			39,314,064
SOUTH DAKOTA — 0.5%
SD Health & Educational Facilities Authority
	Series 2001 C,
	LOC: U.S. Bank N.A.
	0.010% 11/01/19 (12/04/15) (a)(b)	6,365,000	6,365,000
SD Sioux Falls
	Series 2007-1886,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.030% 11/15/33 (12/03/15) (a)(b)	12,385,000	12,385,000
SOUTH DAKOTA TOTAL			18,750,000
TENNESSEE — 1.9%
TN Blount County Public Building Authority
	Series 2009 E-7-A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	LOC: Branch Banking & Trust
	0.020% 06/01/39 (12/02/15) (a)(b)	5,000,000	5,000,000
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.020% 06/01/37 (12/02/15) (a)(b)	365,000	365,000
TN Hawkins County Industrial Development Board
	Leggett & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.220% 10/01/27 (12/02/15) (a)(b)	1,750,000	1,750,000
TN Metropolitan Government of Nashville & Davidson County
	0.050% 01/06/16	23,900,000	23,900,000
TN Shelby County
	Series 2004 B,
	SPA: Bank of NY Mellon
	0.020% 04/01/30 (12/03/15) (a)(b)	29,800,000	29,800,000
TN Tender Option Bond Trust Receipts/Certificates
	Series 2013
	LIQ FAC: State Street Bank & Trust Co.,
	0.010% 07/01/27 (12/03/15) (a)(b)(d)	7,500,000	7,500,000
	Series 2014
	LIQ FAC: JPMorgan Chase Bank
	0.020% 05/11/20 (12/03/15) (a)(b)(d)	2,500,000	2,500,000
TENNESSEE TOTAL			70,815,000
TEXAS — 9.0%
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Perrin Park Apartments,
	Series 1996,
	LOC: Northern Trust Company
	0.030% 06/01/28 (12/03/15) (a)(b)	10,375,000	10,375,000
TX City of Houston
	0.020% 12/04/15	5,000,000	5,000,000
	Series 2005 A
	5.000% 03/01/16	1,010,000	1,010,000
TX County of Harris
	0.040% 01/06/16	5,072,000	5,072,000
TX Dallas Performing Arts Cultural Facilities Corp.
	Dallas Center of Performing Arts Cultural Facilities Corp.,
	Series 2008
	LOC: JPMorgan Chase Bank
	0.010% 09/01/41 (12/04/15) (a)(b)	18,320,000	18,320,000
TX Gregg County Housing Finance Corp.
	Bailey Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	0.010% 02/15/23 (12/03/15) (a)(b)	4,235,000	4,235,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.010% 02/15/23 (12/03/15) (a)(b)	2,180,000	2,180,000
TX Klein Independent School District,
	Series 2013 A
	4.000% 02/01/16	1,960,000	1,972,557
TX Lewisville Independent School District
	Series 2014 A
	3.000% 08/15/16	2,095,000	2,132,601
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Capital Ventures, Inc.,
	ExxonMobil Project,
	Series 2012,
	GTY AGMT: Exxon Mobile Corp.,
	0.010% 05/01/46 (12/01/15) (a)(b)	22,000,000	22,000,000
TX Mesquite Independent School District
	Series 2000,
	LIQ FAC: JPMorgan Chase Bank
	0.080% 08/15/25 (01/21/16) (a)(b)	9,865,000	9,865,000
TX Midlothian Industrial Development Corp.
	Holcim US, Inc.,
	Series 2009
	LOC: UBS AG
	0.010% 08/01/34 (12/02/15) (a)(b)	6,700,000	6,700,000
TX Plano Independent School District
	DPCE: Texas Permanent School Fund:
	Series 2006
	4.250% 02/15/16	1,185,000	1,194,643
	Series 2015
	2.000% 02/15/16	2,525,000	2,534,129
TX Public Finance Authority
	0.040% 01/06/16	28,500,000	28,500,000
TX RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.160% 07/01/18 (12/03/15) (a)(b)(d)	9,500,000	9,500,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: Texas Permanent School Fund
	LIQ FAC: Wells Fargo Bank N.A.
	0.040% 08/01/32 (12/03/15) (a)(b)	10,795,000	10,795,000
TX State
	Series 2011 B
	SPA: Landesbank Hessen-Thüringen
	0.020% 12/01/41 (12/02/15) (a)(b)	6,865,000	6,865,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	Series 2011 C
	SPA: Landesbank Hessen-Thüringen
	0.020% 06/01/42 (12/02/15) (a)(b)	32,115,000	32,115,000
	Series 2013 B
	SPA: Bank of New York Mellon
	0.010% 12/01/43 (12/02/15) (a)(b)	17,160,000	17,160,000
	Series 2015 A
	SPA: Landesbank Hessen-Thüringen
	0.020% 06/01/45 (12/02/15) (a)(b)	40,000,000	40,000,000
TX Tarrant County Cultural Education Facilities Finance Corp.
	Christus Health Obligated Group,
	Series 2008 C1
	LOC: Sumitomo Mitsui Banking
	0.010% 07/01/47 (12/02/15) (a)(b)	8,285,000	8,285,000
TX University of Texas
	Financing System,
	Series 2008 B,
	LIQ FAC: University of Texas Investment Management Co.
	0.010% 08/01/25 (12/03/15) (a)(b)	30,600,000	30,600,000
	Series 2008 A
	0.010% 07/01/38 (12/03/15) (b)(c)	37,090,000	37,090,000
	Series 2008 B
	LIQ FAC: University of Texas Investment Management Co.
	0.010% 08/01/39 (12/03/15) (a)(b)	13,200,000	13,200,000
TEXAS TOTAL			326,700,930
UTAH — 1.4%
UT County of Utah
	IHC Health Services, Inc.,
	Series 2002 B
	SPA: U.S. Bank N.A.
	0.010% 05/15/35 (12/03/15) (a)(b)	18,500,000	18,500,000
UT Davis County School District
	DPCE: Utah School Bond Guaranty Program
	Series 2015 A
	2.000% 06/01/16	3,445,000	3,472,759
UT Eclipse Funding Trust
	Series 2006
	LOC: U.S. Bank N.A.
	0.020% 04/28/16 (12/03/15) (a)(b)(d)	23,450,000	23,450,000
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.060% 04/01/42 (12/03/15) (a)(b)	3,125,000	3,125,000
UT Nebo School District
	DPCE: Utah School Bond Guaranty Program
	Series 2015

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
	5.000% 07/01/16	1,025,000	1,052,943
UTAH TOTAL			49,600,702
VERMONT — 0.3%
VT Educational & Health Buildings Financing Agency
	Brattleboro Memorial Hospital,
	Series 2008 A
	LOC: TD Banknorth N.A.
	0.010% 10/01/28 (12/01/15) (a)(b)	5,330,000	5,330,000
	Northeastern Vermont Regional Hospital, Inc.,
	Series 2009 A
	LOC: TD Banknorth N.A.
	0.010% 10/01/32 (12/01/15) (a)(b)	2,665,000	2,665,000
	Norwich University,
	Series 2008,
	LOC: TD Bank N.A.
	0.010% 09/01/38 (12/02/15) (a)(b)	3,000,000	3,000,000
VERMONT TOTAL			10,995,000
VIRGINIA — 1.0%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	DPCE: FNMA,
	LIQ FAC: FNMA
	0.030% 01/15/41 (12/03/15) (a)(b)	18,625,000	18,625,000
VA Fairfax County Industrial Development Authority
	Inova Health System Foundation,
	Fairfax Hospital:
	Series 1988 C,
	LOC: Northern Trust Company
	0.040% 10/01/25 (12/02/15) (a)(b)	2,500,000	2,500,000
	Series 1988 D,
	LOC: Northern Trust Company
	0.040% 10/01/25 (12/02/15) (a)(b)	2,800,000	2,800,000
VA Loudoun County Industrial Development Authority
	Jack Kent Cooke Foundation,
	Series 2004,
	LOC: Northern Trust Company
	0.050% 06/01/34 (12/02/15) (a)(b)	12,500,000	12,500,000
VIRGINIA TOTAL			36,425,000
WASHINGTON — 0.6%
WA Energy Northwest
	Bonneville Power Administration,
	Series 2008 A
	5.250% 07/01/16	1,050,000	1,080,181
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	Credit Support: FHLMC,

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	LIQ FAC: FHLMC:
	0.030% 12/01/41 (12/02/15) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.040% 07/01/29 (12/02/15) (a)(b)	3,855,000	3,855,000
	Single Family Housing,
	Series 2009,
	DPCE: GNMA/FNMA/FHLMC,
	LIQ FAC: State Street Bank & Trust Co.:
	0.010% 06/01/39 (12/03/15) (a)(b)	6,000,000	6,000,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.120% 07/01/28 (12/03/15) (a)(b)	1,435,000	1,435,000
WA King County School District No 414 Lake Washington
	DPCE: Washington State School District Credit Enhancement Program
	Series 2015
	2.000% 12/01/15	3,075,000	3,075,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.020% 05/01/19 (12/03/15) (a)(b)	1,300,000	1,300,000
WA Tender Option Bond Trust Receipts/Certificates
	Energy Northwest WA Electric/Columbia Generating System
	Series 2015
	LIQ FAC: JPMorgan Chase Bank
	0.020% 01/01/23 (12/03/15) (a)(b)(d)	2,750,000	2,750,000
WASHINGTON TOTAL			22,695,181
WEST VIRGINIA — 0.5%
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.010% 12/01/42 (12/03/15) (a)(b)	17,900,000	17,900,000
WEST VIRGINIA TOTAL			17,900,000
WISCONSIN — 0.6%
WI Health & Educational Facilities Authority
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: BMO Harris N.A.
	0.010% 02/01/38 (12/01/15) (a)(b)	1,400,000	1,400,000
WI RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
	0.140% 05/01/18 (12/03/15) (a)(b)(d)	18,940,000	18,940,000
WISCONSIN TOTAL			20,340,000
WYOMING — 0.8%
WY Lincoln Country Wyoming Pollution Control
	Series 1991,
	LOC: Bank of Nova Scotia
	0.020% 01/01/16 (12/02/2015) (a)(b)	18,845,000	18,845,000
WY Uinta County
	Chevron Corp.,
	Series 1993
	0.010% 08/15/20 (12/01/15) (b)(c)	9,445,000	9,445,000
WYOMING TOTAL			28,290,000
	Total Municipal Bonds (cost of $3,601,273,184)		3,601,273,184
Closed-End Investment Companies — 1.3%
California — 0.3%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010 4,
	LIQ FAC: Citibank N.A.
	0.070% 12/01/40 (12/03/15) (a)(b)(d)	10,000,000	10,000,000
CALIFORNIA TOTAL			10,000,000
New York — 0.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.:
	0.070% 08/01/40 (12/03/15) (a)(b)(d)	15,000,000	15,000,000
	0.070% 12/01/40 (12/03/15) (a)(b)(d)	15,000,000	15,000,000
NEW YORK TOTAL			30,000,000
OTHER — 0.2%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.090% 12/01/40 (12/03/2015) (a)(b)(d)	5,250,000	5,250,000
OTHER TOTAL			5,250,000
	Total Closed-End Investment Companies (cost of $45,250,000)		45,250,000

	Total Investments — 100.4% (cost of $3,646,523,184)(f)		3,646,523,184

	Other Assets & Liabilities, Net — (0.4)%		(13,822,712)

	Net Assets — 100.0%		3,632,700,472

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*    Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$3,601,273,184	$—	$3,601,273,184
Total Closed-End Investment Companies	—	45,250,000	—	45,250,000
Total Investments	$—	$3,646,523,184	$—	$3,646,523,184

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(b)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2015.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities, which are not illiquid, amounted to $884,680,000 or 24.4% of net assets for the Fund.

(e)

Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)	Cost for federal income tax purposes is $3,646,523,184.

Acronym	Name

DPCE	Direct Pay Credit Enhancement
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERs	Puttable Tax Exempt Receipts
RIB	Residual Interest Bond
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
November 30, 2015 (Unaudited)	BofA Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 28.9%
U.S. Government Obligations — 28.9%
U.S. Treasury Bill
	0.251% 05/05/16 (a)	23,045,000	23,019,935
	0.280% 05/05/16 (a)	27,655,000	27,621,445
U.S. Treasury Bond
	7.250% 05/15/16	183,990,000	189,874,566
U.S. Treasury Floating Rate Note
	0.185% 01/31/16 (12/01/15) (b)(c)	14,040,000	14,039,473
	0.193% 10/31/16 (12/01/15) (b)(c)	59,455,000	59,439,042
	0.209% 04/30/16 (12/01/15) (b)(c)	132,500,000	132,501,493
	0.210% 07/31/16 (12/01/15) (b)(c)	84,321,000	84,320,701
	0.217% 07/31/17 (12/01/15) (b)(c)	309,445,000	309,346,260
	0.383% 10/31/17 (12/01/15) (b)(c)	114,630,000	114,574,789
U.S. Treasury Note
	0.250% 12/15/15	83,000,000	83,004,369
	0.250% 02/29/16	393,380,000	393,394,550
	0.250% 05/15/16	233,633,000	233,721,773
	0.375% 01/31/16	125,000,000	125,032,867
	0.375% 04/30/16	36,880,000	36,893,554
	2.000% 01/31/16	418,000,000	419,234,620
	2.000% 04/30/16	415,764,000	418,889,860
	2.125% 02/29/16	65,200,000	65,513,224
	3.250% 05/31/16	78,325,000	79,474,073
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,809,896,594
	Total Government & Agency Obligations (cost of $2,809,896,594)		2,809,896,594
Repurchase Agreements — 71.9%
	Joint Repurchase Agreement Treasury Account, dated 11/30/15, due 12/01/15 (repurchase proceeds $2,516,035,616) (d)	2,516,028,000	2,516,028,000
	Repurchase agreement with Bank of Montreal, dated 11/30/15, due 12/01/15 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 05/15/25, market value $38,250,176 (repurchase proceeds $37,500,094)	37,500,000	37,500,000
	Repurchase agreement with Bank of Nova Scotia, dated 11/30/15, due 12/01/15 at 0.120%, collateralized by U.S. Treasury obligations with various maturities to 08/15/25, market value $88,740,347 (repurchase proceeds $87,000,290)	87,000,000	87,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with BNP Paribas SA, dated 11/30/15, due 12/01/15 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 08/15/43, market value $357,558,898 (repurchase proceeds $350,001,069)	350,000,000	350,000,000
	Repurchase agreement with BNP Paribas SA, dated 11/30/15, due 12/01/15 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 03/20/45, market value $306,001,021 (repurchase proceeds $300,001,000)	300,000,000	300,000,000
	Repurchase agreement with Citibank N.A., dated 11/30/15, due 12/01/15 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 08/15/42, market value $88,740,305 (repurchase proceeds $87,000,266)	87,000,000	87,000,000
	Repurchase agreement with Credit Agricole CIB US, dated 11/25/15, due 12/02/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 01/15/28, market value $357,004,781 (repurchase proceeds $350,005,444)	350,000,000	350,000,000
	Repurchase agreement with Credit Agricole CIB US, dated 11/30/15, due 12/01/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 04/15/20, market value $132,600,517 (repurchase proceeds $130,000,361)	130,000,000	130,000,000
	Repurchase agreement with Credit Suisse Securities USA LLC, dated 11/30/15, due 12/01/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 03/31/18, market value $343,741,437 (repurchase proceeds $337,000,936)	337,000,000	337,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/19/15, due 12/17/15 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 02/15/29, market value $510,011,909 (repurchase proceeds $500,027,222)	500,000,000	500,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/15, due 12/01/15 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 04/15/29, market value $88,740,070 (repurchase proceeds $87,000,048)	87,000,000	87,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/15, due 12/01/15 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 07/15/24, market value $204,004,565 (repurchase proceeds $200,000,500)	200,000,000	200,000,000
	Repurchase agreement with J.P. Morgan Securities, Inc., dated 11/30/15, due 12/01/15 at 0.090%, collateralized by a U.S. Treasury obligation maturing 11/15/25, market value $195,841,562 (repurchase proceeds $192,000,480)	192,000,000	192,000,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/30/15, due 12/01/15 at 0.010%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 06/20/65, market value $790,502,204 (repurchase proceeds $775,002,153)	775,000,000	775,000,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/30/15, due 12/01/15 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 11/15/43, market value $292,740,777 (repurchase proceeds $287,000,718)	287,000,000	287,000,000
	Repurchase agreement with Societe Generale NY, dated 11/30/15, due 12/01/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 08/15/45, market value $204,000,737 (repurchase proceeds $200,000,722)	200,000,000	200,000,000
	Repurchase agreement with TD Securities USA LLC, dated 11/30/15, due 12/01/15 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 02/15/44, market value $175,440,477 (repurchase proceeds $172,000,430)	172,000,000	172,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 10/01/15, due 12/28/15 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/45, market value $102,024,197 (repurchase proceeds $100,034,222)	100,000,000	100,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 10/08/15, due 01/08/16 at 0.140%, collateralized by a U.S. Treasury obligation maturing 11/30/22, market value $24,485,161 (repurchase proceeds $24,008,587)	24,000,000	24,000,000

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		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo Securities, LLC, dated 10/09/15, due 01/11/16 at 0.140%, collateralized by U.S. Treasury obligations with various maturities to 11/30/22, market value $74,883,463 (repurchase proceeds $73,426,832)	73,400,000	73,400,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 10/14/15, due 01/12/16 at 0.150%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/45, market value $76,515,301 (repurchase proceeds $75,028,125)	75,000,000	75,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/16/15, due 12/16/15 at 0.120%, collateralized by a U.S. Treasury obligation maturing 01/14/16, market value $49,982,551 (repurchase proceeds $49,004,900)	49,000,000	49,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/19/15, due 12/17/15 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/45, market value $51,002,041 (repurchase proceeds $50,004,667)	50,000,000	50,000,000
	Total Repurchase Agreements (cost of $6,978,928,000)		6,978,928,000

	Total Investments — 100.8% (cost of $9,788,824,594)(e)		9,788,824,594

	Other Assets & Liabilities, Net — (0.8)%		(78,703,480)

	Net Assets — 100.0%		9,710,121,114

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

*    Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair

4

value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$2,809,896,594	$—	$2,809,896,594
Total Repurchase Agreements	—	6,978,928,000	—	6,978,928,000
Total Investments	$—	$9,788,824,594	$—	$9,788,824,594

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the annualized yield at the date of purchase.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2015.
(c)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)	See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account.
(f)	Cost for federal income tax purposes is $9,788,824,594.

Joint Repurchase Agreement Treasury Account - At November 30, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account ($2,898,000,000 total principal amount) with a maturity date of 12/01/2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$128,795,000	$128,795,391	$131,371,305
BofA Money Market Reserves	238,177,000	238,177,721	242,941,288
BofA Treasury Reserves	2,516,028,000	2,516,035,616	2,566,356,464
BofA Government Plus Reserves	15,000,000	15,000,045	15,300,047
Total	$2,898,000,000	$2,898,008,773	$2,955,969,104

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.10	$67,775,146	$125,334,688	$1,323,996,791	$7,893,375	$1,525,000,000
RBC Capital Markets	0.08	1,644,381	3,040,907	32,123,201	191,511	37,000,000
Societe Generale NY	0.12	24,443,496	45,202,674	477,507,039	2,846,791	550,000,000
Wells Fargo Securities, LLC	0.12	34,931,977	64,598,731	682,400,969	4,068,323	786,000,000
Total		$128,795,000	$238,177,000	$2,516,028,000	$15,000,000	$2,898,000,000

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At November 30, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 05/15/2045, market value $2,955,969,104.

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Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/S/ Michael Pelzar
Michael Pelzar, President

Date	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Michael Pelzar
Michael Pelzar, President

Date	January 21, 2016

By (Signature and Title)	/S/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	January 21, 2016